As filed with the Securities and Exchange Commission on January 11, 2013
1933 Act Registration File No. 333-62298
1940 Act File No. 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	353	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	355	[X]

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
 (Registrant’s Telephone Number, including Area Code) (414) 287-3338

Rachel A. Spearo, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202
(414) 273-3500

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[X]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[X]	This Post-Effective Amendment No. 353 to the Registration Statement of Trust for Professional Managers (the “Trust”) is being filed to register Aurora Horizons Fund as a new series of the Trust.

Subject to Completion, Dated January 11, 2013

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[LOGO]

Aurora Horizons Fund

Class A
[Ticker Symbol]

Class C
[Ticker Symbol]

Class Y
[Ticker Symbol]

Prospectus

March 28, 2013

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

Aurora Horizons Fund
a series of Trust for Professional Managers (the “Trust”)

Table of Contents - Prospectus

Summary Section

Investment Objective
The Aurora Horizons Fund (the “Fund”) seeks to preserve capital while generating consistent long-term capital growth with moderate volatility and moderate directional exposure to global equity and bond markets.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” beginning on page […] of this Prospectus and under “Additional Purchase and Redemption Information – Sales Charges on Class A Shares” beginning on page […] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y
Redemption Fee	None	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchases that are redeemed within 12 months of purchase)	None	1.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 18 months of purchase)	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	[…]%	[…]%	[…]%
Distribution and Service (12b-1) Fees	[…]%	[…]%	[…]%
Other Expenses(1)	[…]%	[…]%	[…]%
Dividends and Interest Expense	[…]%	[…]%	[…]%
Acquired Fund Fees and Expenses(1)	[…]%	[…]%	[…]%
Total Annual Fund Operating Expenses(2)	[…]%	[…]%	[…]%
Less: Fee Waiver and/or Expense Reimbursement	[…]%	[…]%	[…]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[…]%	[…]%	[…]%

(1)
Because the Fund is new, the expenses of the Fund’s wholly-owned Subsidiary (defined below) are consolidated with those of the Fund and are not presented as a separate expense.  These expenses are based on estimated amounts for the Fund’s current fiscal year.

(2)
Pursuant to an operating expense limitation agreement between Aurora Investment Management L.L.C. (the “Adviser”), and the Fund, the Adviser has agreed to waive its advisory fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses, including expenses of the Subsidiary, (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) do not exceed […]%,[…]% and […]% of the Fund’s average daily net assets for Class A shares, Class C shares and Class Y shares, respectively, through at least March 28, 2016.  The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”).  The Adviser is permitted to be reimbursed for advisory fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses described herein.

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Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed:

Share Class	One Year	Three Years
Class A	$[…]	$[…]
Class C	$[…]	$[…]
Class Y	$[…]	$[…]

If shares are not redeemed:

Share Class	One Year	Three Years
Class C	$[…]	$[…]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, will affect the Fund’s performance.

Principal Investment Strategies
The Adviser seeks to achieve the Fund’s investment objective by allocating its assets primarily among a select group of experienced sub-advisers (each, a “Sub-Adviser”) who implement a number of different alternative investment strategies and invest in a variety of markets.  The Adviser is responsible for identifying and researching potential Sub-Advisers, monitoring the performance of the Sub-Advisers and allocating and reallocating the Fund’s assets among Sub-Advisers.  The identity and number of Sub-Advisers and the Adviser’s allocation of Fund assets among them will change over time.  The Adviser may also directly manage a portion of the Fund’s assets at its own discretion, including by allocating a portion of the Fund’s assets to publicly or privately offered investment funds, including hedge funds or commodity pools (each, an “Underlying Fund”).

The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund.  The Adviser believes that an investment’s reward and risk characteristics can be enhanced by employing multiple sub-advisory firms, with complementary styles and approaches, who manage distinct segments of a market, asset class or investment style for the Fund.  The Fund’s Sub-Advisers will trade the Fund’s portfolio securities actively, and may experience a high portfolio turnover rate. In selecting individual securities for investment, a Sub-Adviser may:

•	use in-depth fundamental or quantitative research to identify sectors and securities for investment by the Fund and to analyze risk;
•	exploit inefficiencies in the valuation of risk and reward;
•	look to capitalize on rapidly shifting market risks and dynamics caused by economic and technical factors; and/or
•	consider the liquidity of securities and the portfolio overall as an important factor in portfolio construction.

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2

While the Fund seeks to achieve long-term capital growth, it is also concerned with preservation of capital. Consequently, the Adviser diversifies the Fund’s assets among broad categories of investment strategies, examples of which are described below. The Adviser expects that the Sub-Advisers will implement one or more of the investment strategies summarized below. However, the Adviser may, in its discretion, add to, delete from or modify the categories of investment strategies employed by the Fund (subject to 60 days’ prior notice to the Fund’s shareholders, if required), and one or more of the strategies described below may not be represented in the Fund’s holdings at any given time.  These strategies are similar to investment strategies traditionally employed by hedge funds.

•	Long/Short Equities – Long/Short Equities strategies generally involve a Sub-Adviser taking both long and short positions in equity securities that are deemed to be under or overvalued.
•
Long/Short Credit – Sub-Advisers implementing Long/Short Credit strategies generally take both long and short positions in credit-related instruments, such as corporate bonds, bank loans, trade claims, emerging market debt and credit derivatives (e.g., credit default swaps).  Sub-Advisers utilizing this strategy usually invest in companies in financial difficulty, reorganizing or in bankruptcy and their portfolios often are concentrated in debt instruments.

•
Event-Driven – Event-Driven strategies include investments in securities of firms involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations that alter a company’s financial structure or operating strategy.

•
Macro – Macro strategies generally involve discretionary or systematic, directional trading in currencies, fixed income securities, commodities, credit derivatives and equities.  Sub-Advisers invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture.

•
Short-Bias – Short-Bias strategies generally seek to profit from declining security prices through short positions in the equity or debt (or similar functioning derivatives) of companies with unfavorable prospects.

To implement these strategies, the Sub-Advisers are permitted to invest in a wide range of instruments, including: long and short positions in U.S. and non-U.S. equities, equity related instruments, fixed income securities, convertible bonds, options, warrants, futures, commodities, forwards, over-the-counter derivative instruments and swaps, securities that lack active public markets, preferred stocks, private funds, other registered investment companies, exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”) and other financial instruments.

The Fund’s investments in fixed income securities may include corporate bonds, debt securities and other fixed income instruments issued by various U.S. and non-U.S. governments (including their agencies or instrumentalities) and private-sector entities, exchange-traded notes (“ETNs”), distressed debt securities, bank loan participations, and mortgage-backed and other asset-backed securities.  These investments may include securities of varying maturities, durations and ratings, including securities that have been rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”), commonly referred to as “junk bonds” or “high yield bonds.”  Fixed-income securities may also be secured or unsecured, or have various rankings (such as senior or subordinate) to other debt securities of the same issuer.

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The Fund may invest in commodity-linked instruments, including commodity-linked swaps, futures, options and options on futures, commodity-linked debt and other investment companies and ETFs that invest in commodity-linked instruments.  The Fund will not invest in physical commodities directly.  To provide the Fund with exposure to the commodity markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund’s investments in commodity-linked instruments will primarily be made through investments in a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).  To maintain compliance with the asset diversification requirements imposed by Subchapter M of the Code, the Fund may invest up to 25% of its total assets in the Subsidiary.  The Subsidiary will invest principally in commodity-linked futures contracts, options on futures contracts, swap agreements, and other investments intended to serve as margin or collateral for futures contracts or swap agreements.  However, the Subsidiary may invest in any type of instrument in which the Fund may invest.  The Fund applies its investment restrictions to include the investments of the Subsidiary on a “look-through” basis as if such investments were held directly by the Fund.  As a result, all of the Subsidiary’s investments will be subject to the investment policies and restrictions of the Fund, including, but not limited to, those related to leverage, liquidity and the timing and method of valuation of portfolio investments.  The Adviser will also serve as the investment adviser to the Subsidiary and may allocate all or a portion of the Subsidiary’s assets to Sub-Advisers or Underlying Funds.

The Fund’s investments in derivative securities, specifically futures contracts, options, options on futures contracts, swaps, credit default swaps, currency-linked derivatives and commodity-linked derivatives, may be used as a substitute for making direct investments in the underlying instruments or to reduce exposure to, or “hedge,” against market volatility and other risks.  The Fund may also use a derivative investment rather than investing directly in an underlying asset class as a low-cost, effective means to gain exposure to the asset class.  Derivatives and short sale transactions involve the use of leverage.  Accordingly, the Fund will maintain long positions in securities available for collateral, consisting of cash, cash equivalents and other liquid securities, to comply with applicable legal requirements.

The Fund may sell an investment during portfolio rebalancing periods when the Fund’s holdings in that investment are larger than the allocation suggested by a Sub-Adviser’s investment models, when a more attractive investment becomes available or to make funds available to meet redemption requests.  The Fund is non-diversified under federal securities laws, which means that it may invest a high percentage of its assets in a limited number of securities.  The Sub-Advisers may engage in active trading of the Fund’s portfolio investments to achieve the Fund’s investment objective.

In addition to allocating capital to Sub-Advisers who implement the strategies and trade in the markets and instruments described above directly on behalf of the Fund, the Fund may also access such strategies, instruments and markets by allocating its assets, or assets of the Subsidiary, to Underlying Funds.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.  The principal risks of investing in the Fund are:

•	General Market Risk. The risk that certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.
•	Liquidity Risk. The risk that certain securities and markets can become illiquid at times and negatively impact the price of securities the Fund were to sell during times of illiquidity.

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•
Management Risk.  The risk that the Adviser or Sub-Advisers’ judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and that the investment strategies employed by the Adviser and the Sub-Advisers in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

•
Sub-Adviser and Strategy Concentration Risk.  Because the Adviser will not be subject to fixed limitations upon the amount of Fund assets that may be invested with a single Sub-Adviser or in a single investment strategy, the Fund may be more heavily exposed to the investment judgments of one or more Sub-Advisers or the possible increased risk of investing in a limited number of investment strategies.

•
Multi-Style Management Risk.  Because portions of the Fund’s assets are managed by different Sub-Advisers using different styles, the Fund could experience overlapping security transactions or take opposite positions in securities of the same issuer or engage in derivatives transactions that may offset each other.  Certain Sub-Advisers may be purchasing securities at the same time other Sub-Advisers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

•
Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

•
Bank Loan Risk.  The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk.  In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

•
Convertible Securities Risk.  The risk that the market value of a convertible security will perform the same as a regular fixed-income security; that is, if market interest rates rise, the value of the convertible security falls.  In the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders.  Consequently, an issuer’s convertible securities generally may be viewed as having more risk than its debt securities but less risk than its common stock.

•
Small and Medium Capitalization Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Fixed Income Securities Risks.  Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Fund.  Fixed income securities are subject to credit risk, or the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Certain mortgage-backed fixed-income securities may be subject to risk of prepayment, and may decline in value because of mortgage foreclosures or defaults on the underlying obligations.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

•
High-Yield Fixed Income Securities Risk.  The fixed-income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities.

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•
Distressed Securities Risk. The Fund’s investment in distressed securities may involve a substantial degree of risk.  These instruments, which involve loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans, typically are unrated, lower-rated, in default or close to default.  Many of these instruments are not publicly traded, and may become illiquid. The prices of such instruments may be extremely volatile. Securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies. Valuing such instruments may be difficult, and the Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment.

•
Derivatives Risk.  Derivatives, including futures, options, options on futures, swaps and forward foreign currency contracts, may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.  In addition, the value of a derivative may not correlate perfectly to the underlying financial asset, index or other investment or overall securities markets.  Specific types of derivative securities are also subject to a number of additional risks, such as:

•
Options and Futures Risk.  Options and futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.

•	Swap Agreement Risk. A swap agreement may not be assigned without the consent of the counterparty, and may result in losses in the event of a default or bankruptcy of the counterparty.
•
Credit Default Swap Risk.  Credit default swaps are subject to general market risk, liquidity risk and credit risk.  If the Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment.  If the Fund is a seller in a credit default swap and an event of default occurs, there may be a loss of value to the Fund.

•	Liquidity Risk. The risk that the Fund may not be able to sell or close out a derivative instrument.
•	Interest Rate Risk. The risk that underlying investments may lose value due to interest rate changes.
•	Credit Risk. The risk that underlying investments may lose value due to borrowers defaulting or failing to pay back debt.
•
Commodities Markets Risk.  Exposure to commodity markets through investments in commodity-linked instruments may subject the Fund to greater volatility than investments in traditional securities.  This difference is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

•
Short Sales Risk.  The risk on a short sale is the risk of loss if the value of a security sold short increases prior to the delivery date, since the Fund must pay more for the security than it received from the purchaser in the short sale.  Therefore, the risk of loss may be unlimited.

•
Foreign Securities Risk.  The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.  Sub-Advisers may invest in emerging market countries, which can involve higher degrees of risk as compared with developed economies.

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•
Currency and Forward Currency Contracts Risks.  Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price.  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars.  The foreign currency exchange market can be highly volatile for a variety of reasons.  For example, devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.  Investments in forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, but may also limit any potential gain from an increase in the value of the currency.

•
Registered Investment Company and Exchange-Traded Fund Risk.  When the Fund invests in other registered investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds.  The Fund also will incur brokerage costs when it purchases and sells ETFs.

•
Exchange-Traded Note Risk.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

•
Government-Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities.  However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

•
Asset-Backed and Mortgage-Backed Securities Risk.  Asset-backed and mortgage-backed securities are subject to risk of prepayment.  These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations.

•
High Portfolio Turnover Rate Risk. The Fund may have a relatively high turnover rate relative to many mutual funds.  A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs which may lower the Fund’s returns.  Furthermore, a high portfolio turnover rate may result in the realization by the Fund, and distribution to shareholders, of a greater amount of short-term capital gains than if the Fund had a low portfolio turnover rate.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.  This could result in a higher tax liability and may lower an investor’s after-tax return.

•
Risk of Non-Diversification. The Fund is non-diversified under federal securities laws, which means that it may invest a high percentage of its assets in a limited number of securities.  Since the Fund is non-diversified, its net asset value (“NAV”) and total returns may fluctuate or fall more in times of weaker markets than a diversified mutual fund.

•
Leverage Risk.  It is expected that most, if not all, of the Fund’s Sub-Advisers will employ leverage to varying degrees.  Leverage is the practice of borrowing money to purchase securities or borrowing securities to sell them short.  Investments in derivative instruments also involve the use of leverage because the amount of exposure to the underlying asset is often greater than the amount of capital required to purchase the derivative instrument.  Leverage can increase the investment returns of the Fund.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  The Fund will maintain long positions in securities available for collateral, consisting of cash, cash equivalents and other liquid securities, to comply with applicable legal requirements.  However, if the value of such collateral declines, margin calls by lending brokers could result in the liquidation of collateral securities at disadvantageous prices.

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•
Tax Risk.  There is the risk that the Fund’s investment strategies, specifically its investments in derivative instruments, may subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.  Also, by investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to commodity markets, which otherwise may not be possible in a mutual fund structure due to the source of income limitations of Subchapter M of the Code applicable to regulated investment companies (“RICs”) such as the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be distributed to the Fund as ordinary income, which is taxable to shareholders at higher rates than long-term capital gains (which, in the absence of the Subsidiary, could otherwise be generated by the Fund).

•
Subsidiary Investment Risk.  By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s underlying investments.  Since the Subsidiary will not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this Prospectus, an investment in the Subsidiary will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the U.S. and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively impact the Fund and its shareholders. Your cost of investing in the Fund will be higher because you will indirectly bear the expenses of the Subsidiary.

•
Underlying Fund Risk.  The Fund’s investments in Underlying Funds subject the Fund indirectly to the underlying risks of the Underlying Funds.  Investments in the securities of other funds involve duplication of advisory fees and certain other expenses.  All, or a substantial portion of, the Underlying Funds may not be registered investment companies and, thus, are not subject to protections afforded by the 1940 Act, covering, among other areas, liquidity requirements, governance by an independent board, affiliated transaction restrictions, leverage limitations, public disclosure requirements and custody requirements.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus.  Updated performance information will be available on the Fund’s website at [fund website] or by calling the Fund toll-free at [toll-free number].

Management

Investment Adviser	Portfolio Managers	Managed the Fund Since:
Aurora Investment Management L.L.C.	Roxanne M. Martino	2013
	Scott C. Schweighauser	2013
	Justin D. Sheperd	2013
	Peter S. Hamet	2013
	Anne Marie Morley	2013
Sub-Advisers	Portfolio Managers	Managed the Fund Since:
[…]	[…]	2013

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Purchase and Sale of Fund Shares
You may conduct transactions (share purchases or redemptions) via written request by mail (Aurora Horizons Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transaction, or by contacting the Fund by telephone at [toll-free number].  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  Minimum initial and subsequent investment amounts are shown below.

Share Purchase Amounts	Class A	Class C	Class Y(1)
Minimum Initial Investment	$2,500	$2,500	$100,000
Minimum Subsequent Investment	$100	$100	$100

(1)
The minimum initial and subsequent investment requirement applies only to purchases of Class Y shares by other mutual funds, endowments, foundations, bank trust departments or trust companies.  There is no minimum investment requirement for other entities and individuals eligible to purchase Class Y shares.

Tax Information
The Fund’s distributions will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”).  You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer, or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

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Investment Strategies, Risks and Disclosure of Portfolio Holdings

Investment Objective

The Fund seeks to preserve capital while generating consistent long-term capital growth with moderate volatility and moderate directional exposure to global equity and bond markets.

Change in Investment Objective and Strategies.  The investment objective, strategies and policies described in this Prospectus may be changed without the approval of the Fund’s shareholders upon 60 days’ written notice to shareholders, but only if approved by the Board of Trustees.

Principal Investment Strategies

The Adviser seeks to achieve the Fund’s investment objective by allocating its assets primarily among a select group of experienced sub-advisers (each, a “Sub-Adviser”) that implement a number of different alternative investment strategies and invest in a variety of markets.  The Adviser is responsible for identifying and researching potential Sub-Advisers, monitoring the performance of the Sub-Advisers and allocating and reallocating the Fund’s assets among Sub-Advisers.

The Adviser selects Sub-Advisers on the basis of various criteria, including an analysis of a Sub-Adviser’s performance during various time periods and market cycles and/or the Sub-Adviser’s reputation, experience, investment philosophy and policies and training of its principals and key personnel.  The Adviser may also consider whether a prospective Sub-Adviser has an identifiable track record and recognizable prospects.  The Adviser does not follow a rigid investment or allocation policy and the Fund’s assets may be deployed among the Fund’s investment strategies and in weightings the Adviser deems appropriate. The Adviser selects investment strategies by assessing:

•	The return expected from a given investment strategy during a period of time;

•	The probability of a significant decrease in value of an investment in a given investment strategy;

•	The marketability of the securities involved;

•	The extent to which the performance of the strategy correlates with other strategies;

•	The type of investment or economic environment that will affect the particular strategy; and

•	The cost of implementing the strategy, including transaction costs and fees to the Sub-Adviser.

In addition, the Adviser will attempt to determine whether the past success of a particular strategy is likely to continue in the future.  Alternatively, the Adviser may determine that a strategy that has not recently performed well may hold promising prospects due to changes in market conditions or other factors.

The Fund is non-diversified under federal securities laws, which means that it may invest a high percentage of its assets in a limited number of securities.  The Adviser and Sub-Advisers determine whether to buy or sell an investment for the Fund’s portfolio by applying the following strategies:

Long/Short Equity Investing.  Long/Short Equities strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued.  Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, Long/Short Equities managers generally do not attempt to neutralize the amount of long and short positions (i.e., they will either be net long or net short).  Sub-Advisers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions.  Sub-Advisers in this strategy usually employ a low to moderate degree of leverage.

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Long/Short Credit Investing. Sub-Advisers implementing Long/Short Credit strategies generally take both long and short positions in credit-related instruments, such as corporate bonds, bank loans, trade claims, emerging market debt and credit derivatives (e.g., credit default swaps).  Sub-Advisers utilizing this strategy usually invest in companies in financial difficulty, reorganization or bankruptcy, and their portfolios often are concentrated in debt instruments.  The use of leverage varies considerably.  Sub-Advisers differ in their preference for actively participating in the workout and restructuring process and the extent to which they use leverage.  Although Long/Short Credit strategies typically involve positions in debt instruments and credit derivatives, the Sub-Advisers implementing these strategies perform extensive research on companies and may use this information to invest both long and short in the equity securities of such companies.

Event-Driven Investing.  Event-Driven strategies include investments in securities of firms involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company’s financial structure or operating strategy.  Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize.  In addition, accurately forecasting the timing of an event is an important element impacting the realized return.  The use of leverage varies considerably.

Macro Investing. Macro strategies generally involve discretionary or systematic, directional trading in currencies, fixed income securities, commodities, credit derivatives and equities.  Sub-Advisers invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture.  Most Sub-Advisers rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments.  Futures, options and other derivative instruments are often used for hedging and speculation, and the use of leverage varies considerably.

Short-Bias Investing.  Short-Bias strategies generally seek to profit from declining security prices through short positions in the equity or debt (or similar functioning derivatives) of companies with unfavorable prospects.  These strategies are intended to perform best in declining markets or in times of market disruption and therefore are especially attractive in a multi-manager fund to help reduce the Fund’s total exposure to general stock market movements and from other market disruptions.  Sub-Advisers use a range of fundamental and technical investment methodologies to identify potential positions, may or may not remain fully invested and use varying degrees of leverage.  Some Sub-Advisers may assume modest long positions while remaining net short.

Investments in Equity Securities.  The Fund may take both long and short positions in equity securities, including common and preferred stock of U.S. and foreign companies (including issuers located in emerging markets), convertible securities, depositary receipts, warrants, rights and derivative instruments that are linked to equity securities.  The Fund is generally not constrained among the other types of equity securities in which it may invest.  The Fund may invest in equity securities of companies with market capitalizations of any size.  In addition to direct investments in equity securities and other equity-linked instruments, the Fund may invest in shares of other investment companies and ETFs that invest in equity securities and other equity-linked instruments.

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Investments in Fixed Income Securities.  The Fund may invest in fixed income securities of U.S. and foreign issuers (including issuers located in emerging markets), and derivative securities that are linked to fixed income securities.  “Fixed income securities” in which the Fund may invest include, but are not limited to, corporate bonds, convertible bonds, debt securities and other fixed income instruments issued by various U.S. and non-U.S. governments (including their agencies or instrumentalities), municipal securities, partnership securities, commercial and residential mortgage-backed securities, asset backed securities, zero coupon bonds, variable and floating rate securities, when issued securities, private placements, ETNs, bank loan participations, and private-sector entities.  These investments may include securities of varying maturities, durations and ratings, including securities that have been rated below investment grade by a NRSRO, commonly referred to as “junk bonds” or “high yield bonds.”  Fixed-income securities may also be secured or unsecured, or have various rankings (such as senior or subordinate) to other debt securities of the same issuer.  In addition to direct investments in fixed income securities and other instruments that are linked to fixed-income securities, the Fund invests in shares of other investment companies that invest in fixed income securities and other instruments that are linked to fixed-income securities, including shares of ETFs.

Currencies.  The Fund may invest in securities denominated in U.S. dollars or foreign currencies (including those of issuers located in emerging markets).  In addition, the Fund may purchase and sell foreign currencies in the spot market or by entering into forward currency contracts, and may invest in currency futures contracts, and options on foreign currencies.

Investments in Derivative Instruments.  The Fund may invest a substantial portion of its assets in derivative instruments.  The Fund’s investments in derivative securities, including futures contracts, options, options on futures contracts, swap agreements, credit default swaps, currency-linked derivatives and commodity-linked derivatives may be used as a substitute for making direct investments in the underlying instruments or to reduce exposure to, or “hedge,” against market volatilities and other risks.  The Fund may use a derivative investment rather than investing directly in an underlying asset class as a low-cost, effective means to gain exposure to the asset class.  Derivatives and short sale transactions involve the use of leverage.  Accordingly, the Fund will maintain long positions in securities available for collateral, consisting of cash, cash equivalents and other liquid securities, to comply with applicable legal requirements.

Commodity Markets Investments.  The Fund may invest in commodity-linked instruments, including commodity-linked swaps, futures, options and options on futures, commodity-linked debt and other investment companies and ETFs that invest in commodity-linked instruments.  The Fund’s investments in commodity-linked instruments represent underlying tangible assets such as oil, minerals, metals and agricultural products.  In addition to investments in commodity-linked instruments, the Fund may invest in fixed income or equity securities of issuers that are engaged in a commodities-based industry (such as manufacturers of mining or agricultural equipment, producers of oil or other fossil fuels, or producers of forest products).

To provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code, the Fund’s investments in commodity-linked instruments will primarily be made through investments in the Subsidiary.  To maintain compliance with the asset diversification requirements imposed by Subchapter M of the Code, the Fund may only invest up to 25% of its total assets in the Subsidiary.  The Subsidiary will invest principally in commodity-linked futures contracts, options on futures contracts, swap agreements, and other investments intended to serve as margin or collateral for futures contracts or swap agreements.  However, the Subsidiary may invest in any type of instrument in which the Fund may invest.  The Fund applies its investment restrictions to include investments of the Subsidiary on a “look-through” basis as if such investments were held directly by the Fund.  As a result, all of the Subsidiary’s investments are subject to the investment policies and restrictions of the Fund, including, but not limited to, those related to leverage, liquidity and the timing and method of valuation of portfolio investments.  The Adviser will also serve as the investment adviser to the Subsidiary, but will not receive separate compensation from the Subsidiary for its advisory services.

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Investments in Underlying Funds. In addition to allocating capital to Sub-Advisers who implement the strategies and trade in the markets and instruments described above directly on behalf of the Fund, the Fund may also access such strategies, instruments and markets by allocating its assets, or the assets of the Subsidiary, to Underlying Funds.

Temporary Strategies; Cash or Similar Investments.  For temporary defensive purposes, up to 100% of the Fund’s total assets may be invested in high-quality, short-term debt securities and money market instruments.  For longer periods of time, the Fund may hold a substantial cash position.  These short-term debt securities and money market instruments include shares of corporate and government money market mutual funds and U.S. Government securities.  Taking a temporary defensive position in cash or holding a large cash position for an extended period of time may result in the Fund not achieving its investment objective.  Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Principal Risks of Investing in the Fund

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund.  The principal risks of investing in the Fund are:

General Market Risk.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  U.S. markets have experienced significant volatility in recent years.  The securities markets have experienced reduced liquidity, price volatility, credit downgrades, increased likelihood of default, and valuation difficulties, all of which may increase the risk of investing in securities held by the Fund.

New Fund Risk.  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.  Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines it is in the best interest of shareholders.  As a result, the timing of any Fund liquidation may not be favorable to certain individual shareholders.

Management Risk.  The ability of the Fund to meet its investment objective is directly related to the Adviser’s and Sub-Advisers’ investment strategies for the Fund.  The value of your investment in the Fund may vary with the effectiveness of the Adviser’s or Sub-Advisers’ research, analysis and asset allocation among portfolio securities.  If the Adviser’s or Sub-Advisers’ investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

Sub-Adviser and Strategy Concentration Risk.  Because the Adviser will not be subject to fixed limitations upon the amount of Fund assets that may be invested with a single Sub-Adviser or in a single investment strategy, the Fund may be more heavily exposed to the investment judgments of one or more Sub-Advisers or the possible increased risk of investing in a limited number of investment strategies.

Multi-Style Management Risk.  Because portions of the Fund’s assets are managed by different Sub-Advisers using different styles, the Fund could experience overlapping security transactions or take opposite positions in the same securities. Certain Sub-Advisers may be purchasing securities at the same time that other Sub-Advisers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.  Further, in the event that there is a proxy vote related to a security in which two Sub-Advisers have taken opposite positions, the Sub-Advisers may vote such proxy in a conflicting manner.

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Equity Market Risk. The Fund will be exposed to equity market risk through direct investments in equity securities and its investment in equity-linked derivative instruments.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Fixed Income Securities.  Fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below.

Interest Rate Risk.  Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes.  For example, bonds tend to decrease in value if interest rates rise.  Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

Call Risk.  During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

Prepayment and Extension Risk.  Many types of fixed income securities are subject to prepayment risk.  Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility.  On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.  This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

Credit Risk.  Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.  There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt.  Lower rated fixed income securities involve greater credit risk, including the possibility of default or bankruptcy.

Liquidity Risk.  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.  These features make it more difficult to sell or buy a security at a favorable price or time.  Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance.  Infrequent trading of securities may also lead to an increase in their price volatility.  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to.  If this happens, the Fund will be required to hold the security or keep the position open, and it could incur losses.

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High-Yield Fixed Income Securities Risk.  High-yield fixed income securities or “junk bonds” are fixed income securities rated below investment grade by a NRSRO.  Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher-grade securities and have a higher risk of default.  Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

Bank Loan Risk.  The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk.  In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.  If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price could be adversely affected.  The Fund may invest in loan participations that are rated by a NRSRO or are unrated, and may invest in loan participations of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested.  In addition, certain bank loans in which the Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund.

Convertible Securities Risk.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  Convertible securities are senior to common stock in an issuer’s capital structure, but are subordinated to any senior debt securities.  While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.  If market interest rates rise, however, the value of the convertible security may fall.

Small and Medium Capitalization Companies Risk.  Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Small and medium capitalization companies may have limited product lines, markets or financial resources, and their management may be dependent on a limited number of key individuals.  Securities of those companies may have limited market liquidity and their prices may be more volatile.

Derivatives Risk.  The Fund may invest in, or enter into, derivatives or derivatives transactions (“Derivatives”).  Derivatives are financial instruments that derive their performance, at least in part, from the performance of an underlying asset, index or interest rate.  Derivatives entered into by the Fund can be volatile and involve various types and degrees of risk, depending upon the characteristics of a particular Derivative and the portfolio of the Fund.  Derivatives permit the Adviser or a Sub-Adviser to increase or decrease the level of risk of an investment portfolio, or change the character of the risk to which an investment portfolio is exposed in much the same way as the manager can increase or decrease the level of risk, or change the character of the risk, of an investment portfolio by making investments in specific securities.  Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential effect on performance of the Fund.  The Adviser’s or Sub-Adviser’s use of Derivatives may include total return swaps, options and futures designed to replicate the performance of the Fund or to adjust market or risk exposure.

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If the Fund invests in Derivatives at inopportune times or incorrectly judges market conditions, the investments may reduce the return of the Fund or result in a loss.  The Fund could also experience losses if Derivatives are poorly correlated with its other investments, or if the Fund is unable to liquidate the position because of an illiquid secondary market.  The market for many Derivatives is, or suddenly can become, illiquid.  Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives.  Furthermore, when seeking to obtain short exposure by investing in Derivatives, the Fund may be subject to regulatory restrictions as discussed in “Short Sales Risk” below.

Futures Contract Risk.  Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments.  Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed.  If the Adviser incorrectly forecasts the value of investments in using a futures contract, the Fund might have been in a better position if the Fund had not entered into the contract.

Options Risk.  Options and options on futures contracts are subject to the same risks as the investments in which the Fund invests directly, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments.  Investments in options and options on futures involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed.  If the Adviser incorrectly forecasts the value of investments in using an option or futures contract, the Fund might have been in a better position if the Fund had not entered into the contract.  In addition, the value of an option may not correlate perfectly to the underlying financial asset, index or other investment or overall securities markets.

Credit Default Swap Risk.  Credit default swaps may involve greater risks than if the Fund had invested in an obligation directly.  Credit default swaps are subject to general market risk, liquidity risk and credit risk.  If the Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment.  In addition, the value of the reference obligation received by the Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.  As a seller of a credit default swaps, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default.  If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying reference obligation in return for the receipt of the underlying reference obligation.  The value of the underlying reference obligation received by the Fund coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

Swap Agreements Risk.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year, and will not have liquidity beyond the counterparty to the agreement.  In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.  A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

Commodities Markets Risk.  Exposure to commodity markets through investments in commodity-linked instruments may subject the Fund to greater volatility than investments in traditional securities.  This is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

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Short Sales Risk.  The Fund may attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Adviser or Sub-Adviser believe possess volatility characteristics similar to those being hedged.  The Fund may also use short sales for non-hedging purposes to pursue its investment objectives if, in the portfolio manager’s view, the security is over-valued.  Short selling is speculative in nature and, in certain circumstances, can substantially increase the effect of adverse price movements on the Fund’s portfolio.  A short sale of a security involves the risk of an unlimited increase in the market price of the security that can in turn result in an inability to cover the short position and a theoretically unlimited loss.  No assurance can be given that securities necessary to cover the Fund’s short position will be available for purchase.   The SEC and other U.S. and non-U.S. regulatory authorities have imposed, and may impose in the future, restrictions on short selling, either on a temporary or permanent basis.  Such restrictions may include placing limitations on specific companies and/or industries with respect to which the Fund may enter into short positions, and may hinder the Fund in, or prevent it from, implementing its investment strategies, and may negatively affect performance.

Foreign and Emerging Market Securities Risk.  Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments.  Those risks are increased for investments in emerging markets.

Foreign securities include American Depositary Receipts (“ADRs”) and similar investments, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), dollar-denominated foreign securities and securities purchased directly on foreign exchanges.  ADRs, EDRs and GDRs are depositary receipts for foreign company stocks that are not themselves listed on a U.S. exchange, and are issued by a bank and held in trust at that bank, and that entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts.  ADRs are U.S. dollar denominated.  EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency.  Foreign securities, including ADRs, EDRs and GDRs, may be subject to more risks than U.S. domestic investments.  These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments.  Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities.  The Fund will generally not be eligible to pass through to shareholders any U.S. federal income tax credits or deductions with respect to foreign taxes paid unless it meets certain requirements regarding the percentage of its total assets invested in foreign securities and makes an election to pass through the foreign tax credit or deduction to shareholders.  Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates.  Such fluctuations may reduce the value of the investment.  Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets.  In addition, foreign markets can and often do perform differently from U.S. markets.

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Currency Risk.  If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Other Investment Companies Risk.  Federal law generally prohibits a mutual fund from acquiring shares of another investment company if, immediately after such acquisition, the fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares.  This prohibition may prevent the Fund from allocating its investments in an optimal manner.  You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying investment company’s shares.

Exchange-Traded Funds Risk.  An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange traded) that has the same investment objective, strategies and policies.   The price of an ETF can fluctuate within a wide range, and the Fund could lose money when investing in an ETF if the prices of the securities owned by the ETF go down.  In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.  Additionally, ETFs have management fees, which increase their cost.

Exchange-Traded Note Risk. ETNs are subject to the credit risk of the issuer.  The value of an ETN will vary and will be influenced by its time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities, currency and commodities markets as well as changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index.  There may be restrictions on the Fund’s right to redeem its investment in an ETN, which is meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Government Sponsored Entity Risk.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury.  Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.  As a result, there is a risk that these entities will default on a financial obligation.  For instance, securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae,” are supported by the full faith and credit of the U.S. Government.  Securities issued by The Federal National Mortgage Association, commonly known as “Fannie Mae” and The Federal Home Loan Mortgage Corporation, commonly known as “Freddie Mac” are supported only by the discretionary authority of the U.S. government.  However, the obligations of Fannie Mae and Freddie Mac have been placed into conservatorship until the entities are restored to a solvent financial condition.  Securities issued by the Student Loan Marketing Association are supported only by the credit of that agency.

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Asset-Backed and Mortgage-Backed Securities Risk.  Asset-backed and mortgage-backed securities are subject to risk of prepayment.  This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates.  Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales.  The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates.  The risk of prepayment may also decrease the value of mortgage-backed securities.  Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities.  However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.  Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

High Portfolio Turnover Rate Risk.  The Fund’s investment strategy may result in high portfolio turnover rates.  This could generate capital gains including short-term capital gains taxable to shareholders at ordinary income tax rates (for non-corporate shareholders, currently as high as 39.6%) and could increase brokerage commission costs.  To the extent that the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund.

Risk of Non-Diversification. The Fund is non-diversified under federal securities laws, which means that it may invest a high percentage of its assets in a limited number of securities.  Since the Fund is non-diversified, its NAV and total returns may fluctuate or fall more in times of weaker markets than a diversified mutual fund.

Leverage Risk.  Investments in derivative instruments and selling securities short involve the use of leverage.  Leverage can increase the investment returns of the Fund.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  Declines in the value of margin collateral employed in leverage transactions could cause the lending party to sell such collateral at disadvantageous prices.

Tax Risk.  The Fund’s investments and investment strategies, specifically its investments in derivative instruments, may subject the Fund to special federal income tax provisions that may, among other things: (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) accelerate income to the Fund; (iii) convert long-term capital gain taxable at lower rates into short-term capital gain or ordinary income taxable at higher rates; (iv) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (v) treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income; or (vi) create a risk that the Fund will fail the diversification and source of income requirements under Subchapter M of the Code, which could cause the Fund to fail to qualify for the tax treatment applicable to a RIC.

By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets which otherwise may not be possible in a RIC structure due to the source of income limitations of Subchapter M of the Code.  Subchapter M requires, among other things, that at least 90% of the Fund’s gross income be derived from securities or derived with respect to its business of investing in securities (typically referred to as “qualifying income”).  If the Fund were to invest directly in commodities (i.e., rather than through the Subsidiary) the income derived from these investments may not be treated as “qualifying income” for purposes of satisfying the gross income requirement, and, absent the Fund’s ability to cure its failure to satisfy the gross income requirement, the Fund would be taxed as an ordinary corporation if income from such non-qualifying investments exceeded 10% of the Fund’s gross income.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which is taxable to shareholders at less favorable rates than long-term capital gains (which, in the absence of the Subsidiary, could otherwise be generated by the Fund).

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The IRS has issued a number of private letter rulings to other mutual funds (unrelated to the Fund), which indicate that certain income from a fund’s investment in a wholly-owned foreign subsidiary will constitute “qualifying income” for purposes of Subchapter M of the Code.  Private letter rulings are binding only on the taxpayer that requested the ruling, and there can be no assurance that the IRS’s position in these prior rulings would apply to the Fund.  Significantly, the IRS has suspended issuance of any further private letter rulings regarding whether income derived by a fund through a wholly-owned subsidiary that invests in commodities is “qualifying income” for purposes of Subchapter M of the Code, pending a review of its position on this issue.  Accordingly, at this time, the Fund does not intend to seek a private letter ruling on the issue of whether income derived from the Subsidiary will be “qualifying income” for purposes of Subchapter M of the Code.  If the IRS were to change its position with respect to the conclusions reached in its prior private letter rulings, the income from the Fund’s investment in the Subsidiary might not be qualifying income, and the Fund might not qualify as a RIC for one or more years.  In addition, future legislation, Treasury Regulations or IRS guidance could adversely affect the ability of the Fund or the Subsidiary to operate as described in this Prospectus.

A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income tax unless it is deemed to be engaged in a U.S. trade or business.  However, the Code provides a safe harbor pursuant to which a foreign corporation (other than a dealer in stocks, securities, commodities or derivatives) will not be deemed to be engaged in a U.S. trade or business as a result of trading securities or commodities for its own account within the United States (the “Safe Harbor”).   The Subsidiary intends to operate so as to meet the requirements of the Safe Harbor and, hence, not be engaged in a U.S. trade or business.  Although the Subsidiary is not expected to be subject to U.S. federal income tax on a net income basis, income derived by the Subsidiary may be subject to withholding taxes imposed by the U.S. or other countries.

The Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary.  If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Subsidiary Investment Risk.   By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s underlying investments.  Since the Subsidiary will not be registered under the 1940 Act, and, unless otherwise noted in this Prospectus, an investment in the Subsidiary will not be subject to all of the investor protections of the 1940 Act.  However, the Fund wholly owns and controls the Subsidiary.  The investments of the Fund and Subsidiary are both managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders.  The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary.  Also, the Subsidiary will be subject to the same investment policies and restrictions that apply to the Fund, and will be subject to the same compliance policies and procedures that apply to the Fund.

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Changes in the laws of the U.S. and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.

Underlying Fund Risk. The Fund’s investments in Underlying Funds subject the Fund indirectly to the underlying risks of the Underlying Funds. Investments in the securities of other funds involve duplication of advisory fees and certain other expenses. All, or a substantial portion of, the Underlying Funds may not be registered investment companies and, thus, are not subject to protections afforded by the 1940 Act, covering, among other areas, liquidity requirements, governance by an independent board, affiliated transaction restrictions, leverage limitations, public disclosure requirements and custody requirements.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI.  Disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports to Fund shareholders will be available by contacting the Aurora Horizons Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 or calling [toll-free number], or by visiting the Fund’s website at [fund website].  The Form N-Q will be available on the SEC’s website at www.sec.gov.

Management of the Fund

The Adviser

The Fund has entered into an investment advisory agreement (“Advisory Agreement”) with Aurora Investment Management L.L.C., located at 300 North LaSalle Street, 52nd Floor, Chicago, Illinois 60654.  In addition to managing the Fund, the Adviser acts as the investment manager to, or general partner of, other privately offered U.S. and non-U.S. multi-manager hedge fund portfolios, and provides investment services to separate accounts that invest in portfolios of hedge funds.  The Adviser is registered as an investment adviser with the SEC.

The Adviser is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm.  Natixis is principally owned by BPCE, France’s second largest banking group.  BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks.  The registered address of Natixis is 30, avenue Pierre Mendès France, 75013 Paris, France. The registered address of BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France.  Natixis US has 13 principal subsidiary or affiliated asset management firms that collectively had over $[…] billion in assets under management as of December 31, 2012.

As of December 31, 2012, the Adviser had approximately $[…] billion in assets under management.  Under the Advisory Agreement, the Adviser has overall responsibility for the general management and investment of the Fund’s portfolio, and evaluates, selects and recommends the Fund’s Sub-Advisers, subject to the supervision of the Board of Trustees.  The Fund compensates the Adviser for its services at the annual rate of […]% of its average annual net assets, payable on a monthly basis in arrears.  The Adviser compensates the Sub-Advisers out of the advisory fee that it receives from the Fund.

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Fund Expenses.  The Fund is responsible for its own operating expenses.  Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive generally of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) do not exceed an annual rate of […]%, […]% and […]% of the Fund’s average daily net assets for Class A shares, Class C shares and Class Y shares, respectively.  Any waiver in advisory fees or payment of expenses made by the Adviser may be reimbursed by the Fund in subsequent years if the Adviser so requests.  This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses at the time of waiver.  The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement will be reviewed by the Board of Trustees.  The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.  This agreement is in effect through at least March 28, 2016, and may be terminated only by the Board of Trustees.

A discussion regarding the basis of the Board of Trustees’ approval of the Advisory Agreement will be available in the Fund’s next semi-annual report to shareholders.

The Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

Operation of the Subsidiary.  The Subsidiary is organized under the laws of the Cayman Islands, and is overseen by its own board of directors.  The Fund is the sole shareholder of the Subsidiary.  It is not currently expected that shares of the Subsidiary will be sold or offered to other investors.  If, at any time, the Subsidiary proposes to offer or sell its shares to any investor other than the Fund, you will receive 60 days’ prior notice of such offer or sale.

The Adviser is responsible for the Subsidiary’s day-to-day business pursuant to an investment advisory agreement with the Subsidiary.  Under this agreement, the Adviser provides the Subsidiary with the same type of management services, under similar terms, as are provided to the Fund.  The advisory agreement with the Subsidiary provides for automatic termination upon the termination of the investment advisory agreement with respect to the Fund.  The Adviser does not receive any compensation from the Subsidiary for its investment advisory services.  The Subsidiary has also entered into separate contracts for the provision of custody and audit services with the same service providers that provide those services to the Fund.

The Subsidiary will also bear the fees and expenses incurred in connection with the custody and audit services that it receives.  The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund’s assets. It is also anticipated that the Fund's own expenses will be reduced to some extent as a result of the payment of such expenses at the Subsidiary level. It is therefore expected that any duplicative fees for similar services provided to the Fund and the Subsidiary will not be material.

The Subsidiary will be managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund.  As a result, the Adviser, in managing the Subsidiary’s investments, is subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of portfolio investments.  These policies and restrictions are described in detail in the Fund’s SAI.  The Adviser’s chief compliance officer oversees implementation of the Subsidiary’s policies and procedures, and makes periodic reports to the Board of Trustees regarding the Subsidiary’s compliance with its policies and procedures.

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The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements that are included in the Fund’s annual and semi-annual reports.  The Fund’s annual and semi-annual reports are distributed to shareholders, and copies of the reports are provided without charge upon request as indicated on the back cover of this Prospectus.  Please refer to the SAI for additional information about the organization and management of the Subsidiary.

The Adviser’s Portfolio Managers

Roxanne M. Martino. Roxanne Martino is a Partner, Chief Executive Officer and Portfolio Manager for the Adviser.  Ms. Martino has been affiliated with the Adviser or its affiliates since 1990.  Ms. Martino oversees all investment and non-investment operations of the Adviser, including evaluating and analyzing both existing and prospective Sub-Advisers, their strategies and their risk controls.  Her background includes over six years with Grosvenor Capital Management, Inc., a firm specializing in the multi-manager, multi-strategy investment approach, where she was a Vice President, and seven years as a Certified Public Accountant with Coopers & Lybrand.  She received her BBA from the University of Notre Dame and her MBA from the University of Chicago.  Ms. Martino is also responsible, along with Mr. Schweighauser, Mr. Sheperd and Mr. Hamet, for the investment management of all multi-manager hedge fund portfolios which the Adviser offers both domestically and offshore and for providing investment services to private account portfolios of hedge funds.

Scott C. Schweighauser. Scott Schweighauser is a Partner, President and Portfolio Manager for the Adviser.  Mr. Schweighauser has been affiliated with the Adviser or its affiliates since 1994.  Mr. Schweighauser’s duties on behalf of the Adviser include evaluating and analyzing both existing and prospective Sub-Advisers, their investment strategies and their risk controls.  Mr. Schweighauser is also responsible, along with Ms. Martino, Mr. Sheperd and Mr. Hamet, for the investment management of all multi-manager hedge fund portfolios which the Adviser offers both domestically and offshore and for providing investment services to private account portfolios of hedge funds.  Mr. Schweighauser was formerly a Vice President for interest rate derivatives trading with ABN AMRO Bank and was Vice President and Managing Director with Continental Bank’s Risk Management Trading Group prior to his affiliation with ABN AMRO Bank.  Mr. Schweighauser was responsible for trading interest rate derivatives, commodity derivatives and was responsible for the development of trading systems and theoretical pricing models during his seven years with Continental Bank.  Prior to this, he was an associate in Corporate Finance at Bankers Trust Co.  He received his BA in Mathematics from Williams College and an MBA in Finance from the University of Chicago.

Justin D. Sheperd. Justin Sheperd is a Partner, Chief Investment Officer and Portfolio Manager for the Adviser. Mr. Sheperd has been affiliated with the Adviser or its affiliates since 1996.  Mr. Sheperd’s duties on behalf of the Adviser include evaluating and analyzing both existing and prospective Sub-Advisers, their investment strategies and their risk controls.  Mr. Sheperd is also responsible, along with Ms. Martino, Mr. Schweighauser and Mr. Hamet, for the investment management of all multi-manager hedge fund portfolios which the Adviser offers both domestically and offshore and for providing investment services to private account portfolios of hedge funds.  Mr. Sheperd was formerly with Information Resources, Inc.  He received his BS in Business Administration, Finance and Accounting from Miami University of Ohio and an MBA in Finance from the University of Chicago.  Mr. Sheperd also is a Chartered Financial Analyst.

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Peter S. Hamet.  Peter Hamet is a Portfolio Manager and Head of Research for the Adviser.  Mr. Hamet has been affiliated with the Adviser or its affiliates since 2002.  Mr. Hamet’s duties on behalf of the Adviser include evaluating and analyzing both existing and prospective Sub-Advisers, their investment strategies and their risk controls.  Mr. Hamet is also responsible, along with Ms. Martino, Mr. Schweighauser and Mr. Sheperd for the investment management of all multi-manager hedge fund portfolios which the Adviser offers both domestically and offshore and for providing investment services to private account portfolios of hedge funds.  Mr. Hamet formerly helped manage a small start-up hotel and spa business in Northern Spain.  Prior thereto he worked for CIBC Oppenheimer in New York as an analyst in their Alternatives Group.  Mr. Hamet received his BBA from Western Michigan University, with a major in Finance and minor in Accounting.  Mr. Hamet is also a Chartered Financial Analyst.

Anne Marie Morley.  Anne Marie Morley is a Partner and Managing Director of Operational Due Diligence.  Ms. Morley has been affiliated with the Adviser or its affiliates since 1996.  From 1996 through August 2006, Ms. Morley was the Controller of the Adviser or an affiliate.  She was the Treasurer from July 2002 through August 2010 and the Chief Financial Officer from June 2005 through August 2010.  Effective August 2010, she became the Managing Director of Operational Due Diligence.  Her duties on behalf of the Adviser include evaluating and analyzing the operations and controls of both existing and prospective investment funds.  Ms. Morley possesses a veto right over the Adviser’s portfolio manager investment decisions.  Ms. Morley previously was the assistant controller for Edelman Public Relations, Chief Financial Officer for LaSalle Portfolio Management and a senior accountant for Grosvenor Capital Management, Inc.  She received her BS in Accountancy and MS in Taxation from DePaul University.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of Fund securities.

The Sub-Advisers and Portfolio Managers

The Adviser has entered into a sub-advisory agreement with each Sub-Adviser, and the Adviser compensates the Fund’s Sub-Advisers out of the advisory fees it receives from the Fund.  Each Sub-Adviser makes investment decisions for the assets it has been allocated to manage.  The Adviser oversees the Sub-Advisers for compliance with the Fund’s investment objective, policies, strategies and restrictions, and monitors each Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises the Adviser and the Sub-Advisers, establishes policies that they must follow in their management activities, and oversees the hiring, termination and replacement of Sub-Advisers recommended by the Adviser.  The Trust has submitted an application with the SEC for an exemptive order with respect to the Fund that would permit the Adviser, subject to certain conditions, to terminate existing Sub-Advisers or hire new Sub-Advisers for the Fund, to materially amend the terms of particular agreements with Sub-Advisers or to continue the employment of existing Sub-Advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement.  This arrangement has been approved by the Board of Trustees and the Fund’s initial shareholder.  Consequently, if approved by the SEC, under the exemptive order, the Adviser would have the right to hire, terminate and replace Sub-Advisers when the Board of Trustees and the Adviser feel that a change would benefit the Fund.  Within 90 days of retaining a new Sub-Adviser, shareholders of the Fund would receive notification of the change.  The exemptive order would also exempt the Fund from certain requirements to disclose the compensation paid by the Adviser to the Sub-Advisers.  The manager of managers structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements.  The structure does not permit advisory fees paid by the Fund to be increased or change the Adviser’s obligations under the Advisory Agreement, including the Adviser’s responsibility to monitor and oversee sub-advisory services furnished to the Fund, without shareholder approval.  Furthermore, any sub-advisory agreements with affiliates of the Fund or the Adviser will require shareholder approval.

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Not all of the Sub-Advisers listed for the Fund may be actively managing assets for the Fund at all times.  Subject to the oversight of the Board of Trustees, the Adviser may temporarily allocate Fund assets away from a Sub-Adviser.  Situations in which the Adviser may make such a determination include changes in the level of assets in the Fund, changes to the Adviser’s view of the Sub-Adviser’s current opportunities, changes in a Sub-Adviser’s personnel or a Sub-Adviser’s adherence to an investment strategy.

A discussion regarding the basis of the Board of Trustees’ approval of the investment sub-advisory agreements between the Adviser and the respective Sub-Advisers will be available in the Fund’s next semi-annual report to shareholders.

The following provides additional information about each Sub-Adviser and the portfolio managers (each, a “Portfolio Manager”) who are responsible for the day-to-day management of the Fund’s portfolio.  The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and their ownership of securities in the Fund.

[Sub-Adviser and Portfolio Manager Information]

Shareholder Information

Choosing a Share Class

The Fund offers Class A, Class C and Class Y shares in this Prospectus.  The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below.  You should always discuss the suitability of your investment with your broker-dealer or financial adviser.

Class A Shares.  You pay a sales charge when you invest in Class A shares of the Fund.  There are several ways to reduce this charge.  See the section “Sales Charge Reduction and Waiver” below.  Class A shares are subject to lower annual expenses than Class C shares.  You do not pay a sales charge on purchases of Class A shares in amounts of $1 million or more, however, you may be subject to a fee if you redeem these shares within 18 months of purchase.

If you purchase Class A shares of the Fund, you will pay an initial sales charge when you invest, unless you qualify for a reduction or waiver of the sales charge.  Additionally, the initial sales charge for Class A shares will not be imposed on shares that are purchased with reinvested dividends or other distributions.  The price that you pay when you buy Class A shares (the “offering price”) is their NAV plus a sales charge (sometimes called a “front-end sales charge” or “load”) which varies depending upon the size of your purchase.  The sales charge for Class A shares of the Fund is calculated as follows:(1)

Investment Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested
Less than $50,000(2)	5.75%	6.10%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more(3)	0.00%	0.00%

(1)
The offering price is calculated to two decimal places using standard rounding criteria.  As a result, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

(2)	The minimum initial investment for Class A shares of the Fund is $2,500.

(3)	There is no front-end sales charge for purchases of Class A shares of $1,000,000 or more. However, a CDSC of 1.00% may be applied to redemptions of Class A shares within 18 months of purchase.

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Contingent Deferred Sales Charge Waivers (“CDSC”).  For Class A shares, a CDSC is imposed on shares purchased at the $1,000,000 breakpoint (as described in “Class A Sales Charge Reductions and Waivers,” below) that are redeemed within 18 months of purchase.  In the case of a partial redemption, the first shares redeemed are any reinvested shares.  After that, shares are always redeemed on a “first in first out” basis. If the first shares redeemed have been held for longer than 18 months from the date of purchase, then no sales charge is imposed on the redemption.  The sales charge is imposed on a lot by lot basis on the market value or initial purchase price, whichever is lower.  This deferred sales charge may be waived under certain circumstances such as:

•	death or disability of the shareholder;
•	shares redeemed to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC);
•	shares redeemed by the Fund due to low balance or other reasons;
•	shares redeemed in accordance with the Fund’s Systematic Withdrawal Plan (“SWP”); and
•	other circumstances under the Adviser’s discretion.

Class C Shares. Class C shares of the Fund are offered for sale at NAV, without the imposition of a sales charge.  You pay higher annual expenses than Class A and Class Y shares.  Redemptions of Class C shares may be subject to a CDSC if you redeem these shares within one year of purchase.

Investors are not permitted to purchase $1 million or more of Class C shares as a single investment per account.  There may be certain exceptions to this restriction for omnibus and other nominee accounts. In these instances, investors may want to consider the lower operating expense of Class A shares.

Class C Contingent Deferred Sales Charges
Months since purchase	CDSC on Shares Being Sold
12	1.00%
Thereafter	0.00%

Class Y Shares.  Class Y shares are offered for sale at NAV without the imposition of a sales charge, and no CDSC applies when you redeem your shares.  Class Y shares also pay lower annual expenses than Class A or C shares.

Class Y shares are available to a limited type of investor, and may only be purchased by the following entities, subject to a minimum initial investment of $100,000 and minimum subsequent investment of $100: other mutual funds; endowments; foundations; bank trust departments or trust companies.  Class Y shares may also be offered, with no initial or subsequent investment minimums, to:

•	retirement plans such as 401(a), 401(k) or 457 plans;
•	certain IRAs if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund;
•	registered investment advisers investing on behalf of clients in exchange for an advisory, management or consulting fee;
•
trustees of the Trust, former Fund trustees, employees of affiliates of the Fund and Adviser and other individuals who are affiliated with the Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Adviser affiliate employee benefit plans;

•
wrap fee programs of certain broker-dealers, the Adviser or NGAM Distribution, L.P. (the “Distributor”).  Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees; and

•	clients of the Adviser.

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Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

Class A Sales Charge Reductions and Waivers

Reducing Front-End Sales Charges.  There are several ways you can lower your sales charge for Class A shares.

Rights of Accumulation.  You may combine your current purchase of Class A shares of the Fund with other existing Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other Class A shares you own at the financial intermediary at which you are making the current purchase.  You may not aggregate shares held at different financial intermediaries.  If the current purchase is made directly through the Fund’s Transfer Agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), only those shares held directly at the Transfer Agent may apply toward the right of accumulation.  You may aggregate shares that you own and that are currently owned by family members including spouses, minor children or parents residing at the same address.  Shares held in the name of a nominee or custodian under pension, profit sharing or employee benefit plans may not be combined with other shares to qualify for the right of accumulation.  You must notify the Transfer Agent or your financial intermediary at the time of purchase in order for the right of accumulation to apply.  The Fund is not liable for any difference in purchase price if you fail to notify the Transfer Agent or your financial intermediary of your intent to exercise your right of accumulation and the Fund reserves the right to modify or terminate this right at any time.

Reinstatement Privilege.  If you redeem Class A shares of the Fund, and within 120 days purchase and register new Class A shares, you will not pay a sales charge on the new purchase amount.  The amount eligible for this privilege may not exceed the amount of your redemption proceeds.  To exercise this privilege, contact your financial intermediary.

Letter of Intent.  By signing a Letter of Intent (“LOI”), you can reduce your Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of Class A shares.  Any Class A shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of distributions do not apply toward fulfillment of the LOI.  Shares equal to 5.75% of the amount of the LOI will be held in escrow during the 13-month period.  If at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.

Investments of $1,000,000 or More.  There is no initial sales charge on a lump sum Class A share purchase of $1,000,000 or more, nor on any purchase into a Class A account with an accumulated value of $1,000,000 or more.  However, if you have taken advantage of this waiver and redeem your shares within 18 months of purchase, there is a CDSC of 1.00% imposed on such shares based on the lesser of original cost or current market value.  However, the CDSC will not apply if you are otherwise entitled to a waiver of the initial sales charge as listed in “Initial Sales Charge Waivers” below.  Also, the CDSC will not apply if you are entitled to a waiver as listed in “Contingent Deferred Sales Charges Waivers,” below.

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Initial Sales Charge Waivers.  Sales charges for Class A shares may be waived under certain circumstances for some investors or for certain purchases.  You will not have to pay a sales charge on purchases of Class A shares if:

•	you are an affiliate of the Adviser or any of its or the Fund’s officers, directors, trustees, Sub-Advisers, employees or retirees;

•	you are a registered representative of any broker-dealer authorized to sell Fund shares, subject to the internal policies and procedures of the broker-dealer;

•
you are a member of the immediate families of any of the foregoing (i.e., parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons);

•	you are a fee-based registered investment adviser, financial planner, bank trust department or registered broker-dealer and are purchasing shares on behalf of your customers;

•	you are a government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

•
you are purchasing shares for retirement (not including IRA accounts) and deferred compensation plans and the trusts used to fund such plans (including, but not limited to, those defined in Sections 401(k), 403(b) and 457 of the Code, and “rabbi trusts”), for which an affiliate of the Adviser acts as trustee or administrator;

•	you are purchasing shares for a 401(k), 403(b) and 457 plans, and profit sharing and pension plans that invest $1 million or more or have more than 100 participants; or

•	you are an individual on certain accounts under investment programs managed by the Adviser.

If you invest in Class A shares, it is your responsibility or the responsibility of your financial advisor or financial institution to ensure that you obtain the proper breakpoint discount. Accordingly, to receive the appropriate reduction in your Class A sales charge, you must let your financial advisor, financial institution or shareholder services representative, as applicable, know at the time you purchase shares that you qualify for such a reduction.  You may be asked to provide account statements or other information regarding your related accounts or related accounts of your immediate family in order to verify your eligibility for a reduced sales charge.  If the appropriate party is not notified that you are eligible for a reduced sales charge, they will be unable to ensure that the reduction is applied to your account. Sales charges will not be applied to shares purchased by reinvesting distributions.

If you would like information about sales charge waivers, call your financial representative or contact the Fund at [toll-free number].  More information about the sales charge breakpoints is available in the SAI.  Additionally, the information provided in this section is available on the Fund’s website at [fund website].

Share Price

The price of a Fund share is its NAV per share, plus the applicable sales charges for Class A shares.  The NAV per share is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of its shares outstanding.  In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  The NAV is calculated at the close of regular trading of the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time).  The NAV will not be calculated on days that the NYSE is closed for trading.

Each security owned by the Fund that is listed on a securities exchange, including options and futures contracts, is valued at its last sale price on that exchange on the date as of which assets are valued.  Swap agreements, such as credit default swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service.  Debt securities are valued at the mean between the bid and ask prices provided by an approved independent pricing service.  ETFs and ETNs are valued at the last reported sale price on the exchange on which the security is principally traded.  Forward currency contracts are valued at the mean between the bid and asked prices.  Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading.  Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.  Where a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.  Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on an exchange or on NASDAQ on such day, a security is valued at the mean between the most recent bid and asked prices on such day.

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When market quotations are not readily available, a security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others or the value when trading resumes or is realized upon its sale.  Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.  The Adviser anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

How to Purchase Shares

All purchase requests received in good order by the Fund’s Transfer Agent or by an authorized financial intermediary (an “Authorized Intermediary,” as defined below) before the close of the NYSE (generally 4:00 p.m., Eastern time) will be processed at that day’s NAV per share.  Purchase requests received by the Transfer Agent or an Authorized Intermediary after the close of the NYSE (generally 4:00 p.m., Eastern time) will receive the next business day’s NAV per share.  An Authorized Intermediary is a financial intermediary that has made arrangements with the Fund to receive purchase and redemption orders on its behalf.  For additional information about purchasing shares through financial intermediaries, please see “Purchasing Shares Through a Financial Intermediary,” below.

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All account applications (each, an “Account Application”) to purchase Fund shares are subject to acceptance by the Fund and are not binding until so accepted.  It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to other shareholders.  The Fund reserves the right to reject any application.  Your order will not be accepted until the Fund or Transfer Agent receives a completed Account Application.

The Fund reserves the right to reject any purchase order if, in its discretion, it is in the Fund’s best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Fund.  Purchases may also be rejected from persons believed to be “market timers,” as described under the section entitled “Tools to Combat Frequent Transactions,” below.  In addition, a service fee, which is currently $25, as well as any loss sustained by the Fund, will be deducted from a shareholder’s account for any purchases that do not clear.  Written notice of a rejected purchase order will be provided to the investor within one to two business days under normal circumstances.  The Fund and the Transfer Agent will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Minimum Investment Amounts

	Class A Shares	Class C Shares	Class Y Shares
Minimum Initial Investment	$2,500	$2,500	$100,000
Minimum Subsequent Investment	$100	$100	$100

The minimum initial and subsequent investment requirement applies only to purchases of Class Y shares by other mutual funds, endowments, foundations, bank trust departments or trust companies.  There is no minimum investment requirement for other entities and individuals eligible to purchase Class Y shares.  The Fund reserves the right to waive the minimum initial investment or minimum subsequent investment amounts at its discretion.  Shareholders will be given at least 30 days’ notice of any increase in the minimum dollar amount of initial or subsequent investments.

Purchase Requests Must be Received in Good Order
Your share price will be the next NAV per share calculated after the Transfer Agent or your Authorized Intermediary receives your purchase request in good order.  “Good order” means that your purchase request includes:

•	the name of the Fund;
•	the dollar amount of shares to be purchased;
•	your account application or investment stub; and
•	a check payable to “Aurora Horizons Fund.”

Purchase by Mail
To purchase the Fund’s shares by mail, simply complete and sign the Account Application and mail it, along with a check made payable to “Aurora Horizons Fund” to:

Regular Mail	Overnight or Express Mail
Aurora Horizons Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Aurora Horizons Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

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The Fund and the Transfer Agent do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase applications does not constitute receipt by the Transfer Agent.  All purchases by check must be in U.S. dollars drawn on a domestic financial institution.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated online bill pay checks, or any conditional order or payment.

The transfer agent will charge a $25.00 fee against a shareholders account, in addition to any loss sustained by the Fund, for any payment that is returned.  It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.  The Fund reserves the right to reject any application.

Purchase by Wire
If you are making your first investment in the Fund, before you wire funds the Transfer Agent must have a completed Account Application.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire.  Prior to sending the wire, please call the Transfer Agent at [toll-free number] to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and your account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Aurora Horizons Fund
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern time) to be eligible for same day pricing.  The Fund and U.S. Bank, N.A., the Fund’s custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Investing by Telephone
If you have accepted telephone options on the Account Application and your account has been open for fifteen days, you may purchase additional shares by calling the Fund toll free at [toll-free number].  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase amount is $50.  If your order is received prior to the close of the NYSE (generally 4:00 p.m., Eastern time), shares will be purchased in your account at the applicable price determined on the day your order is placed.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.

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Subsequent Investments
The minimum subsequent investment amount is $100.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of subsequent investments.  You may add to your account at any time by purchasing shares by mail, by telephone or by wire.  You must call to notify the Fund at [toll-free number] before wiring.  An investment stub, which is attached to your individual account statement, should accompany any investments made through the mail.  All purchase requests must include your shareholder account number.

Purchasing Shares Through a Financial Intermediary
Investors may be charged a fee if they effect transactions through a financial intermediary.  If you are purchasing shares through a financial intermediary, you must follow the procedures established by your financial intermediary.  Your financial intermediary is responsible for sending your purchase order and wiring payment to the Transfer Agent.  Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales.  Financial intermediaries placing orders for themselves or on behalf of their customers should call the Fund toll free at [toll-free number], or follow the instructions listed in the sections above entitled “Investing by Telephone,” “Purchase by Mail” and “Purchase by Wire.”

If you place an order for the Fund’s shares through a financial intermediary that is not an Authorized Intermediary in accordance with such financial intermediary’s procedures, and such financial intermediary then transmits your order to the Transfer Agent in accordance with the Transfer Agent’s instructions, your purchase will be processed at the NAV next calculated after the Transfer Agent receives your order.  The financial intermediary must promise to send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent’s procedures.  If payment is not received within the time specified, the Transfer Agent may rescind the transaction and the financial intermediary will be held liable for any resulting fees or losses.

In the case of Authorized Intermediaries that have made satisfactory payment or redemption arrangements with the Fund, orders will be processed at the NAV next calculated after receipt by the Authorized Intermediary, consistent with applicable laws and regulations.

Financial intermediaries, including Authorized Intermediaries, may set cut-off times for the receipt of orders that are earlier than the cut-off times established by the Fund.  For more information about your financial intermediary’s rules and procedures, and whether your financial intermediary is an Authorized Intermediary, you should contact your financial intermediary directly.

Anti-Money Laundering Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”) and related anti-money laundering laws and regulations.  To ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•	full name;
•	date of birth (individuals only);
•	Social Security or taxpayer identification number; and
•	permanent street address (a P.O. Box alone is not acceptable).

Accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts, will require additional documentation.

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If any information listed above is missing, your Account Application will be returned and your account will not be opened.  In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application as part of the Program.  The Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer.  If you require additional assistance when completing your application, please contact the Transfer Agent at [toll-free number].

How to Redeem Shares

In general, orders to sell or “redeem” shares may be placed directly with the Fund or through a financial intermediary.  However, if you originally purchased your shares through a financial intermediary, including an Authorized Intermediary, your redemption order must be placed with the same financial intermediary in accordance with the procedures established by that financial intermediary.  Your financial intermediary is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  You may redeem all or part of your investment in the Fund’s shares on any business day that the Fund calculates its NAV.  To redeem shares directly with the Fund, you must contact the Fund either by mail or by telephone to place a redemption order.  Your redemption request must be received in good order (as discussed under “Payment of Redemption Proceeds” below) prior to the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) by the Transfer Agent or by your Authorized Intermediary.  Redemption requests received by the Transfer Agent or an Authorized Intermediary after the close of the NYSE will be treated as though received on the next business day.

Shareholders who hold their shares through an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.  Shares held through IRA accounts may not be redeemed by telephone.

Payment of Redemption Proceeds
You may redeem your Fund shares at a price equal to the NAV per share next determined after the Transfer Agent or your Authorized Intermediary receives your redemption request in good order (less any applicable redemption charges).  Your redemption request cannot be processed on days the NYSE is closed.  Redemption proceeds with respect to all requests received by the Transfer Agent or your Authorized Intermediary in good order before the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) will usually be sent on the next business day.

A redemption request will be deemed in “good order” if it includes:

•	the shareholder’s name;
•	the name of the Fund you are invested in;
•	the account number;
•	the share or dollar amount to be redeemed; and
•	signatures by all shareholders on the account and signature guarantee(s), if applicable.

You may have the proceeds sent by check to the address of record, wired to your pre-established bank account or sent by electronic funds transfer through the ACH network using the bank instructions previously established for your account.  Redemption proceeds will typically be sent on the business day following your redemption.  Wires are subject to a $15 service fee.  There is no charge to have proceeds sent via ACH.  However, funds are typically credited to your bank within two to three days after redemption.  In all cases, proceeds will be processed within seven calendar days after the Fund receives your redemption request.

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There are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; (3) until the Fund has received unconditional payment for an initial purchase; or (4) for such other periods as the SEC may permit for the protection of shareholders.  Your ability to redeem shares by telephone may be delayed or restricted after you change your address online or by telephone.  You may change your address at any time by a written request, addressed to the Transfer Agent.  Confirmation of an address change will be sent to both your old and new address.

Redemption proceeds will be sent to the address of record.  The Fund is not responsible for interest lost on redemption amounts due to lost or misdirected mail.

Signature Guarantees
The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee ensures that your signature is genuine and protects you from unauthorized account redemptions.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  A signature guarantee of each owner is required in the following situations:

•	if ownership is being changed on your account;
•	when redemption proceeds are payable or sent to any person, address or bank account not on record;
•	if a change of address request was received by the Transfer Agent within the last 15 days; and
•	for all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, will require a signature guarantee, a signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.

Redemption by Mail
You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Aurora Horizons Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Aurora Horizons Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of redemption requests does not constitute receipt by the Transfer Agent.

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Telephone Redemption
If you accepted telephone options either on your Account Application or by subsequent arrangement in writing with the Fund, you may redeem shares, in amounts of $100,000 or less, by instructing the Fund by telephone at [toll-free number].  A signature guarantee, a signature verification from a Signature Validation Program member, or other acceptable form of signature authentication from a financial intermediary source may be required of all shareholders in order to qualify for or to change telephone redemption privileges on an existing account.  Telephone redemptions will not be made if you have notified the Transfer Agent of a change of address within 15 days before the redemption request.  If you hold your shares through a retirement account, you may not redeem shares by telephone.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.

Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

•	that you correctly state your Fund account number;
•	the name in which your account is registered; or
•	the Social Security or taxpayer identification number under which the account is registered.

Wire Redemption
Wire transfers may be arranged to redeem shares.  The Transfer Agent charges a fee, currently $15, per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.

Systematic Withdrawal Program
The Fund offers a systematic withdrawal plan (the “SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount be sent to them each month, calendar quarter or annually.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network.  To start this program, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each period is $100.  This program may be terminated or modified by the Fund at any time.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal.  A withdrawal under the SWP involves a redemption of Fund shares, and may result in a capital gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the amounts credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call [toll-free number] for additional information regarding the SWP.

Minimum Balance Policy (Excludes Class Y shares)
In order to address the relatively higher costs of servicing smaller fund positions, on an annual basis each Fund may close an account and send the account holder the proceeds if the account falls below $50 for direct accounts and $500 for networked accounts. The valuation of account balances for this purpose and liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year.

Certain accounts, including IRAs, Keogh Plans, 403(b)(7) plans and Coverdell Education Savings Accounts, and accounts associated with wrap fee programs or defined contribution plans, may be excepted from the liquidation. However, the Fund reserves the right to liquidate any account with a balance of one share or less regardless of the account type.

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Tools to Combat Frequent Transactions

The Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board of Trustees has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps may include, among other things, monitoring trading activity and using fair value pricing, as determined by the Board of Trustees, when the Adviser determines current market prices are not readily available.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted herein, the Fund will apply all restrictions uniformly in all applicable cases.

Monitoring Trading Practices
The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of its shareholders.  The Fund uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may change from time to time as determined by the Fund in its sole discretion.  To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order (but not a redemption request), in whole or in part, for any reason and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.

Fair Value Pricing
The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAVs and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board of Trustees has developed procedures that utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that, in the judgment of the Adviser, does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  More detailed information regarding fair value pricing can be found in this Prospectus under the heading entitled “Share Price.”

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Authorized Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Authorized Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into information sharing agreements with Authorized Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Authorized Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to it from Authorized Intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.   As a result, the Fund’s ability to monitor and discourage abusive trading practices in non-disclosed or omnibus accounts may be limited.

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Other Fund Policies

Telephone Transactions
If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Fund by telephone, you may also mail the requests to the Fund at the address listed previously in the “How to Purchase Shares” section.

Telephone trades must be received by or prior to the close of the NYSE (generally 4:00 p.m., Eastern time).  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to the close of the NYSE.

Redemption in-Kind
The Fund generally pays redemption proceeds in cash.  However, the Trust has filed a notice of election under Rule 18f-1 under the 1940 Act with the SEC, under which the Trust has reserved the right to redeem in-kind under certain circumstances, meaning that redemption proceeds are paid in liquid securities with a market value equal to the redemption price.  For federal income tax purposes, redemptions in-kind are taxed in the same manner as redemptions paid in cash.

Policies of Other Financial Intermediaries
An Authorized Intermediary may establish policies that differ from those of the Fund.  For example, the institution may charge transaction fees, set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Please contact an Authorized Intermediary for details.

The Adviser retains the right to close the Fund (or partially close the Fund) to new purchases if it is determined to be in the best interest of shareholders.  Based on market and Fund conditions, the Adviser may decide to close the Fund to new investors, all investors or certain classes of investors (such as Fund supermarkets) at any time.  If the Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at [toll-free number] to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

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Inactive Accounts
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  If the Fund is unable to locate you, then it will determine whether your account can legally be considered abandoned.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  Your last known address of record determines which state has jurisdiction.

Distribution of Fund Shares and Payments to Financial Intermediaries

The Distributor

The Distributor, NGAM Distribution, L.P., has its principal place of business located at 399 Boylston Street, Boston, Massachusetts 02116, and serves as distributor and principal underwriter to the Fund.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Rule 12b-1 Distribution and Shareholder Servicing Plan

The Fund has adopted a Distribution and Shareholder Servicing Plan (the “Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act.  Under the Plan, the Fund is authorized to pay the Distributor a fee for the sale and distribution of the Fund’s Class A and Class C shares and services it provides to Class A and Class C shareholders.  The maximum amount of the fee authorized is an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A shares and 1.00% of the Fund’s average daily net assets attributable to Class C shares.  Because these fees are paid out of the Fund’s assets attributable to Class A and Class C shares on an on-going basis, over time these fees will increase the cost of your investment in Class A and Class C shares of the Fund and may cost you more than paying other types of sales charges.  Class Y shares of the Fund are not subject to a Rule 12b-1 distribution fee or shareholder servicing fee.

Payments to Financial Intermediaries

The Fund may pay service fees to intermediaries, such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Adviser or the Distributor, out of their own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  These payments and compensation are in addition to service fees paid by the Fund, if any.  Payments are generally made to intermediaries that provide shareholder servicing, marketing support or access to sales meetings, sales representatives and management representatives of the intermediary.  Compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs.  Compensation may be paid as an expense reimbursement in cases in which the intermediary provides shareholder services to the Fund.  The Adviser or Distributor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

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Distributions and Taxes

Distributions

The Fund will make distributions of net investment income and net capital gain, if any, at least annually, typically during the month of December.  The Fund may make additional distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in additional Fund shares unless you choose one of the following options:  (1) receive distributions of net capital gain in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.

If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions for which the record date is five or more days after the Transfer Agent has received your written request.

If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions.

Tax Consequences

The Fund, as a series of the Trust, intends to qualify and elect to be treated as a RIC under Subchapter M of the Code, provided it maintains compliance with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of its distributions (but see the “Tax Risk” section discussed above in this Prospectus and the SAI for additional information regarding tax risk associated with meeting these requirements, in particular due to the Fund’s investment in the Subsidiary).  Provided that the Fund maintains its status as a RIC, distributions of the Fund’s investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gains and net gains from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income (for non-corporate shareholders, currently taxed at a maximum rate of 39.6%).  For non-corporate shareholders, to the extent that the Fund’s distributions of investment company taxable income are attributable to and reported as “qualified dividend” income, such income is currently taxable at the reduced federal income tax rates applicable to long-term capital gains, if certain holding period requirements have been satisfied by the shareholder.  For corporate shareholders, a portion of the Fund’s distributions of investment company taxable income may qualify for the inter-corporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for deduction and the corporate shareholder meets certain holding period requirements with respect to its shares.  To the extent that the Fund’s distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and cannot be offset by a shareholder’s capital losses from other investments.

For non-corporate shareholders, distributions of net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable as long-term capital gain (currently taxed at a maximum rate of 20%) regardless of the length of time that a shareholder has owned Fund shares.

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39

You will be taxed in the same manner whether you receive your distributions (whether of investment company taxable income or net capital gain) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Medicare tax of 3.8%.  For individuals, the Medicare tax is imposed on the lesser of: (i) the taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Fund’s distributions are includable in a shareholder’s investment income for purposes of this Medicare tax.  In addition, any capital gain realized by a shareholder upon the sale or redemption of Fund shares is includable in the shareholder’s investment income for purposes of this Medicare tax.

Shareholders who sell or redeem shares generally will have a capital gain or loss from the sale redemption.  The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale or redemption (including in-kind redemptions) and how long the shares were held by a shareholder.  Gain or loss realized upon a sale or redemption of Fund shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if held for one year or less, as short-term capital gain or loss.  Any loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling or redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares.

The Fund is required to report to you and the IRS the cost basis of Fund shares when you subsequently sell or redeem shares.  The Fund will determine the cost basis of such shares using the average cost method unless you elect in writing any alternative IRS-approved cost basis method.  Please see the SAI for more information regarding cost basis reporting.

The federal income tax status of all distributions made by the Fund for the preceding year will be annually reported to shareholders.  Distributions made by the Fund may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

Financial Highlights

Because the Fund has recently commenced operations, there are no financial highlights available at this time.

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40

PRIVACY NOTICE

The Fund collects non-public personal information about you from the following sources:

•	information the Fund receives about you on applications or other forms;
•	information you give the Fund orally; and/or
•	information about your transactions with the Fund or others.

The Fund does not disclose any non-public personal information about its shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  The Fund may share information with affiliated parties and unaffiliated third parties with whom it has contracts for servicing the Fund.  The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your non-public personal information and requires third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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Investment Adviser
Aurora Investment Management L.L.C.
300 North LaSalle Street, 52nd Floor
Chicago, Illinois 60654

Independent Registered Public Accounting Firm
[…]
[…]
[…]

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
NGAM Distribution, L.P.
399 Boylston Street
Boston, Massachusetts 02116

Table of Contents - Prospectus

Aurora Horizons Fund
A series of Trust for Professional Managers

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports provide the most recent financial reports and portfolio listings.  The annual reports will contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of these documents, request other information or make general inquiries about the Fund by calling the Fund (toll-free) at [toll-free number] by visiting the Fund’s website at [Fund website], or by writing to:

Aurora Horizons Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You can review and copy information, including the Fund’s reports and SAI, at the SEC’s Public Reference Room in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Fund are also available:

•	free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•	for a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or
•	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-10401)

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Subject to Completion, Dated January 11, 2013

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[LOGO]

Aurora Horizons Fund

Class A Shares
(Ticker Symbol: […])

Class C Shares
(Ticker Symbol: […])

Class Y Shares
(Ticker Symbol: […])

Statement of Additional Information

March 28, 2013

This Statement of Additional Information (“SAI”) provides general information about the Aurora Horizons Fund (the “Fund”), a series of Trust for Professional Managers (the “Trust”).  This SAI is not a prospectus and should be read in conjunction with the Fund’s current prospectus dated March 28, 2013 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference.  To obtain a copy of the Prospectus and/or the annual shareholder report when it becomes available, free of charge, please write or call the Fund at the address or toll-free telephone number below, or visit the Fund’s website at [fund website].

Aurora Horizons Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
[toll-free number]

Table of Contents - SAI

TABLE OF CONTENTS

Table of Contents - SAI

The Trust
The Trust is a Delaware statutory trust organized on May 29, 2001, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  The Fund is one series, or mutual fund, formed by the Trust.  The Fund is a non-diversified series and has its own investment objective and policies.  As of the date of this SAI, shares of twenty-[six] other series of the Trust are offered in separate prospectuses and SAIs.  The Trust may start additional series and offer shares of a new fund under the Trust at any time.

The Trust is authorized to issue an unlimited number of interests (or shares).  Interests in the Fund are represented by shares of beneficial interest each with a par value of $0.001.  Each share of the Trust has equal voting rights and liquidation rights, and is voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matters affect only the interests of a particular series.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  The Trust does not normally hold annual meetings of shareholders.  The Trust’s Board of Trustees (the “Board” or the “Board of Trustees”) shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares.

With respect to the Fund, the Trust may offer more than one class of shares.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as are declared by the Board of Trustees.  The Board of Trustees has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interests in the assets belonging to that series and the rights of shares of any other series are in no way affected.  Additionally, in case of any liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board of Trustees on the basis of relative net assets, the number of shareholders or another equitable method.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.  In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Aurora Investment Management L.L.C. (the “Adviser”) serves as the investment adviser to the Fund.  […] are the sub-advisers to the Fund (collectively, the “Sub-Advisers”).

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Investment Policies, Strategies and Associated Risks

Investment Objective
The Fund seeks to preserve capital while generating consistent long-term capital growth with moderate volatility and moderate directional exposure to global equity and bond markets.  The Adviser seeks to achieve the Fund’s investment objective by allocating its assets primarily among a select group of experienced Sub-Advisers that implement a number of different alternative investment strategies and invest in a variety of markets.

Diversification
The Fund is non-diversified.  A fund is considered “non-diversified” when a relatively high percentage of its assets may be invested in the securities of a limited number of issuers.  Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.  However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Because the Fund is non-diversified, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.

General Market Risks
U.S. and international markets have experienced significant volatility in recent years.  The securities markets have experienced reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties, all of which may increase the risk of investing in securities held by the Fund.

General Tax Risks
The Fund’s investments and investment strategies may be subject to special and complex federal income tax provisions that may, among other things: (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) accelerate income to the Fund; (iii) convert long-term capital gain taxable at lower rates into short-term capital gain or ordinary income taxable at higher rates; (iv) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (v) treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income; or (vii) create a risk that the Fund will fail the diversification and source of income requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which could cause the Fund to fail to qualify for the tax treatment applicable to a regulated investment company (“RIC”).  To allow the Fund to pursue its investment strategy within the limits of Subchapter M of the Code, the Fund will invest in certain investments through a wholly-owned subsidiary, as discussed below under “Wholly-Owned Subsidiary.”

Wholly-Owned Subsidiary.  The Fund’s investments in commodity-linked derivatives will primarily be made through investments in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).  The Subsidiary may invest without limitation in commodity-linked derivative instruments, including commodity futures contracts, options on futures contracts, swap agreements, as well as other instruments intended to serve as margin or collateral for these derivative instruments.  The Subsidiary may invest in any type of investment in which the Fund is permitted to invest, as described in the Prospectus and SAI.  The Fund’s investment in the Subsidiary will not exceed 25% of the value of the Fund’s total assets (ignoring any subsequent market appreciation in the Subsidiary’s value).  This limitation is imposed by Subchapter M of the Code and is measured at each taxable year and quarter end.  The Adviser also serves as the investment advisor to the Subsidiary, but will not receive separate compensation.

Table of Contents - SAI

The Subsidiary is not registered under the 1940 Act, but will be subject to certain protections of the Act with respect to the Fund, as described in this SAI.  All of the Fund’s investments in the Subsidiary will be subject to the investment policies and restrictions of the Fund, including those related to leverage, collateral and segregation requirements and liquidity.  In addition, the valuation and brokerage policies of the Fund will be applied to the Subsidiary.  The Fund’s investments in the Subsidiary are not subject to all investor protection provisions of the 1940 Act.  However, because the Fund is the sole investor in the Subsidiary, and the Fund and Subsidiary are both managed by the Adviser, it is not likely that the Subsidiary will take any action that is contrary to the interests of the Fund and its shareholders.

Regulatory changes, including changes in the laws of the U.S. or the Cayman Islands, could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s prospectus and this SAI.  Such changes could potentially impact the Fund’s ability to implement its investment strategy and could result in decreased investment returns.  For example, the Commodity Futures Trading Commission (the “CFTC”) has recently adopted regulations that may require the Fund, the Adviser and/or the Subsidiary to register with the CFTC.  Once implemented, these regulations may limit or restrict the Fund’s ability to pursue its investment strategy using the Subsidiary, and/or may increase the costs of implementing the Fund’s investment strategy using the Subsidiary.  In addition, in the event changes to the laws of the Cayman Islands require the Subsidiary to pay taxes to a governmental authority, the Fund would be likely to suffer decreased returns.

Investments in the Subsidiary are expected to provide exposure to the commodity markets within the limitations of Subchapter M of the Code.  In order to qualify for the special tax treatment accorded RICs and their shareholders under the Code, the Fund must, among other things, satisfy certain diversification requirements, including the requirement that not more than 25% of the value of the Fund’s total assets may be invested in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.  Therefore, so long as the Fund is subject to this limit, the Fund may not invest any more than 25% of the value of its total assets in the Subsidiary.  In addition, in order to qualify for the special tax treatment accorded RICs and their shareholders under the Code, the Fund must, among other things, derive at least 90% of its gross income from certain specified sources (qualifying income).  Income from certain commodity-linked derivatives does not constitute qualifying income to the Fund.  If the Fund treats income from a particular instrument as qualifying income and the income is later determined not to constitute qualifying income, and, together with any other non-qualifying income, causes the Fund’s non-qualifying income to exceed 10% of its gross income in any taxable year, the Fund will fail to qualify as a RIC unless it is eligible to and does pay a tax at the Fund level.  The Internal Revenue Service (the “IRS”) has issued a number of private letter rulings to third parties not associated with the Fund (which only those third parties may rely on), which indicate that certain income from a fund’s investment in a wholly-owned foreign subsidiary will constitute qualifying income for purposes of Subchapter M of the Code.  However, the IRS has suspended issuance of any further letters pending a review of its position on this issue.  Accordingly, at this time, the Fund does not intend to seek a private letter ruling on the issue of whether income from the Subsidiary will be qualifying income for the purposes of Subchapter M of the Code.  If the IRS were to change its position with respect to the conclusions reached in its private letter rulings, the income from the Fund’s investments in the Subsidiary might not be qualifying income, and the Fund may be required to restructure its investments to satisfy the qualifying income requirements or might cease to qualify as a RIC, in which case the Fund would be taxed as a regular corporation.

Investment Strategies and Related Risks
There is no assurance that the Fund will achieve its investment objective.  The following discussion supplements the description of the Fund’s investment objective and principal investment strategies set forth in the Prospectus.  Except for the fundamental investment restrictions listed below (see “Investment Restrictions”), the Fund’s investment strategies and policies are not fundamental and may be changed by sole action of the Board of Trustees, without shareholder approval.  While the Fund is permitted to hold securities and engage in various strategies as described hereafter, it is not obligated to do so, except as otherwise provided in the Prospectus.  The Fund’s investment objective and strategies may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders.

Table of Contents - SAI

Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing or illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, the Fund will sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Equity Securities
Equity securities represent ownership interests, or the rights to acquire ownership interests, in an issuer and include common stocks, preferred stocks, convertible securities, rights and warrants, with different types of equity securities providing different voting and dividend rights and priority if the issuer becomes bankrupt.  The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions.  Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stocks.  A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Convertible Securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock or other equity security at the option of the holder during a specified period.  Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.  The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.  The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser or a Sub-Adviser, the investment characteristics of the underlying common stock or other equity security will assist the Fund in achieving its investment objectives.  The Fund may also elect to hold or trade convertible securities.  In selecting convertible securities, the Adviser or Sub-Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.  In evaluating these matters with respect to a particular convertible security, the Adviser or Sub-Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer’s profits, and the issuer’s management capability and practices.  Convertible securities are senior to common stock in an issuer’s capital structure, but are subordinated to any senior debt securities.  Consequently, the issuer’s convertible securities generally may be viewed as having more risk than its senior debt securities but less risk than its common stock.

Table of Contents - SAI

Preferred Stocks.  Preferred stocks pay fixed or floating dividends to investors and have “preference” over common stock in the payment of dividends and the liquidation of an issuer’s assets. This means that an issuer must pay dividends on preferred stocks before paying any dividends on its common stock.  Some preferred stocks offer a fixed rate of return with no maturity date.  Because those preferred stocks never mature, they trade like long-term bonds, can be more volatile than other types of preferred stocks and may have heightened sensitivity to changes in interest rates.  Other preferred stocks have variable dividends, generally determined on a quarterly or other periodic basis, either according to a formula based upon a specified premium or discount to the yield on particular U.S. Treasury securities or based on an auction process involving bids submitted by holders and prospective purchasers of such securities.  Because preferred stocks represent an equity ownership interest in an issuer, their value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets.  Preferred stockholders usually have no voting rights or their voting rights are limited to certain extraordinary transactions or events.

Rights and Warrants.  The Fund may invest in rights and warrants.  A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock, and it is issued at a predetermined price in proportion to the number of shares already owned.  Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the current market.  Warrants are options to purchase equity securities at a specific price for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them.  The value of warrants is derived solely from capital appreciation of the underlying equity securities.  Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

An investment in rights and warrants may entail greater risks than certain other types of investments.  Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer.  In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date.  Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Small and Medium-Sized Companies.  To the extent the Fund invests in the equity securities of small and medium-sized companies, it will be exposed to the risks of smaller sized companies.  Small and medium-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, services, markets, or financial resources or may be dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership or are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Table of Contents - SAI

Investment Companies and Exchange Traded Funds
The Fund may invest in shares of other investment companies, including money market mutual funds, other mutual funds or ETFs. The Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.  The Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act.  With certain exceptions, Section 12(d)(1) of the 1940 Act precludes the Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund (such limits do not apply to investments in money market funds).  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if: (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public offering price that includes a sales load of more than 1 1/2%.  Rule 12d1-3 under the 1940 Act provides, however, that the Fund may rely on the Section 12(d)(1)(F) exemption and charge a sales load in excess of 1 ½ % provided the sales load and any service fee charged does not exceed limits set forth in applicable rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

If the Fund invests in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of the securities of the investment company.  In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.  To the extent the Fund is unable to redeem such shares within 7 days of a redemption request, the shares will be deemed illiquid and subject to the limitation that the Fund may not invest more than 15% of the value of its net assets, computed at the time of investment, in illiquid securities.  In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund will also bear its pro rata portion of the advisory and operational expenses incurred indirectly through its investments in other investment companies.

Exchange-Traded Funds.  ETFs are open-end investment companies whose shares are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  To the extent the Fund invests in inverse ETFs, such investments are subject to the risk that their performance will decline as the value of their benchmark indices rises.  The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at their current market price, which may be more or less than their net asset value (“NAV”) per share.

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As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Short Sales
The Fund may engage in short sales of securities, provided the securities are fully listed on a national securities exchange.  In a short sale, the Fund sells a security it does not own, in anticipation of a decline in the market value of the security.  To complete the transaction, a Fund must borrow the security to make delivery to the buyer.  The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement.  This price may be more or less than the price at which the security was sold by the Fund.  The Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Typically, the Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale).  While the short position is open, the Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral equal the current market value of the securities sold short.

Bonds, Debt and Fixed Income Obligations
The Fund may invest in bonds and other types of debt and fixed income obligations of U.S. and foreign issuers, including bonds, notes and debentures issued by corporations and U.S. and foreign Government securities.  These securities may pay fixed, variable, adjustable or floating rates of interest, and may include zero coupon obligations that do not pay interest until maturity.

The Fund may invest in investment grade and non-investment grade bonds, debt and fixed-income obligations.  Investment grade debt securities have received a rating from Standard & Poor’s Ratings Service (“S&P”), or Moody’s Investors Service, Inc. (“Moody’s”) in one of the four highest rating categories or, if not rated, have been determined by the Adviser or a Sub-Adviser to be of comparable quality to such rated securities.  Non-investment grade debt securities (typically called “junk bonds”) have received a rating from S&P or Moody’s of below investment grade, or have been given no rating and are determined by the Adviser or a Sub-Adviser to be of a quality below investment grade.  There are no limitations on the maturity or duration of debt securities that may be purchased by the Fund.  See Appendix A for descriptions of these rating categories.

Corporate Debt Securities.  Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status.  Commercial paper has the shortest term and is usually unsecured.

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The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk.  On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk.  Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.  Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.  Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise.  In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

High Yield Fixed-Income Securities.  Higher yield fixed-income securities and loans, often referred to as “junk bonds” or “leveraged loans,” are lower-grade debt instruments that generally offer higher yields than other debt securities.  They can also carry a greater risk of default, which is the risk that the issuer will not make interest or principal payments when due.  In the event of an unanticipated default, the Fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected by the default.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing, and any of these factors could lead to a default.

The market prices of lower-grade debt securities are generally less sensitive to interest rate changes than higher rated investments but are more sensitive to adverse economic or political conditions and negative, individual issuer developments.  Lower-grade debt securities may also have less liquid markets than higher rated debt securities, and their liquidity may be more heavily impacted by adverse economic, political or issuer conditions.  Negative publicity or investor perceptions, as well as new or proposed laws, may also have a significant impact on the market for these debt securities.

Credit quality of lower-grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular higher yielding, high-risk debt security.  For these reasons, the Adviser and Sub-Advisers use independent and ongoing review of credit quality in addition to the national rating organizations in selecting debt securities for the Fund.

Unrated Debt Securities.  Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market.  Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their debt securities.  The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed by the Adviser or Sub-Adviser to determine whether to purchase unrated debt securities for the Fund.

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U.S. Government Obligations.  The Fund may invest in various types of U.S. Government obligations.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury.  Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. Government or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.  As a result, there is a risk that these entities will default on a financial obligation.  For instance, securities issued by the Government National Mortgage Association are supported by the full faith and credit of the U.S. Government.  Securities issued by the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are supported only by the discretionary authority of the U.S. Government.  In September 2008, at the direction of the U.S. Treasury, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance Agency, a newly created independent regulator.  The U.S. government also took steps to provide additional financial support to FNMA and FHLMC.  No assurance can be given that the U.S. Treasury initiatives with respect to FNMA and FHLMC will be successful.  Securities issued by the Student Loan Marketing Association are supported only by the credit of that agency.

Repurchase Agreements.  Under repurchase agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase.  In either case, the income to the Fund is unrelated to the interest rate on the security itself.  Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration.  The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of the Fund’s net assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the instrument that is subject to the repurchase agreement.  It is not clear whether a court would consider the instrument acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the instrument before its repurchase under a repurchase agreement, the Fund could encounter delays and incur costs before being able to sell the instrument.  Delays may involve loss of interest or a decline in price of the instrument.  If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the instrument, the Fund may be required to return the instrument to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for the Fund, the Adviser and Sub-Advisers seek to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the instrument.

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Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the instrument.  However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to the Adviser, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian.  If the market value of the instrument subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the instrument to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that the Funds could be unsuccessful in seeking to enforce on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements.  The Fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements.  Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon price.  At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest).  Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase.  If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities.  During that time, the Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted.  Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of the Funds’ limitations on borrowing.

Zero-Coupon Securities.  The Fund may invest in zero-coupon securities as part of its investment strategy, without limitation.  Zero-coupon securities make no periodic interest payments but are sold at a deep discount to their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, the liquidity of the security, and the issuer’s perceived credit quality.  If the issuer defaults, the holder may not receive any return on his or her investment.  Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other debt securities.  Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds that pay interest on a current basis.  When interest rates fall, zero-coupon securities rise more rapidly in value because they reflect a fixed rate of return.  An investment in zero-coupon and delayed interest securities may cause the Fund to recognize income, and therefore the Fund may be required to make distributions to shareholders before the Fund receives any cash payments on its investment.  The Fund may have to accordingly dispose of its portfolio investments under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements for maintaining its status as a RIC.

Bank Loan Risk
The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk.  In making investments in such loans, which banks or other financial intermediaries make to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.  If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price could be adversely affected.  The Fund may invest in loan participations that are rated by a NRSRO or are unrated, and may invest in loan participations of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested.  In addition, certain bank loans in which the Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund.

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Variable-, Adjustable- And Floating-Rate Securities
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.).  Adjustments of interest rates of mortgages underlying adjustable rate mortgage-related securities (“ARMs”) usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits.  Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.  The interest rate on variable-, adjustable-, or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates or some other objective measure.

Variable-, adjustable- and floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days notice; in other cases, the demand feature is exercisable at any time on 30 days notice or on similar notice at intervals of not more than one year. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower.  The interest rates on these notes fluctuate from time to time.  The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted.  The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals.  Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.  Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded.  There generally is not an established secondary market for these obligations, although they are redeemable at face value.  Accordingly, where the obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

In addition, each variable-, adjustable- and floating-rate obligation must meet the credit quality requirements applicable to all the Fund’s investments at the time of purchase.  When determining whether such an obligation meets the Fund’s credit quality requirements, the Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

Distressed Securities Risk
The Fund’s investment in distressed securities may involve a substantial degree of risk.  These instruments, which involve loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans typically are unrated, lower-rated, in default or close to default.  Many of these instruments are not publicly traded, and may become illiquid. The prices of such instruments may be extremely volatile. Securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies. Valuing such instruments may be difficult, and the Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment.

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Options, Futures and Related Strategies

General.  The Fund may use certain options (both traded on an exchange and over-the-counter (“OTC”)), futures contracts (sometimes referred to as “futures”), options on futures contracts and swap agreements (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the CFTC.  In addition, the Fund’s ability to use Financial Instruments will be limited by tax considerations.  The Adviser is registered with the National Futures Association as a commodity pool operator under the Commodity Exchange Act, and is therefore subject to regulation, such as certain trading thresholds and marketing restrictions for investment companies that invest in Financial Instruments, under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below and in the Prospectus, the Adviser and Sub-Advisers may discover additional opportunities in connection with Financial Instruments and other similar or related techniques.  These new opportunities may become available as the Adviser and Sub-Advisers develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed.  The Adviser and Sub-Advisers may utilize these opportunities to the extent that they are consistent with the Fund’s investment objective and permitted by the Fund’s investment limitations and applicable regulatory authorities.

Special Risks.  The use of Financial Instruments involves special considerations and risks, certain of which are described below.  Risks pertaining to particular Financial Instruments are described in the sections that follow.

1.
Successful use of most Financial Instruments depends upon the Adviser’s and Sub-Advisers’ ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of stock market trends by the Adviser and Sub-Advisers may still not result in a successful transaction.  The Adviser and Sub-Advisers may be incorrect in their expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

2.
Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

3.
As described below, the Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options).  If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair the Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that the Fund sell a portfolio security at a disadvantageous time.  The Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

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Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by the Fund on options transactions.

Cover.  Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party.  The Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.  The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with an approved custodian, in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of the Fund’s assets to cover accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Options.  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions.  Options that expire unexercised have no value.  Options currently are traded on the Chicago Board Options Exchange (“CBOE”), the NYSE Amex and other exchanges, as well as the OTC markets.

By buying a call option on a security, the Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price.  By writing (selling) a call option and receiving a premium, the Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised.  By buying a put option, the Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price.  By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option.  This is known as a closing purchase transaction.  Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option.  This is known as a closing sale transaction.  Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

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Risks of Options on Commodities, Currencies and Securities.  Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts between the Fund and its counter-party (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when the Fund purchases an OTC option, it relies on the counter-party from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counter-party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the counter-party or by a transaction in the secondary market if any such market exists.  There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counter-party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.  The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices.  An index fluctuates with changes in the market values of the securities included in the index.  Options on indices give the holder the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.  Some stock index options are based on a broad market index such as the S&P 500® Index, the NYSE Composite Index or the NYSE Arca Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers).  Under these limitations, option positions of all investment companies advised by the Adviser are combined for purposes of these limits.  Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions.  These position limits may restrict the number of listed options that the Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts.  When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call.  The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference.  When the Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above.  When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls.  When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

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Risks of Options on Indices.  If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change.  If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options.  Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract.  While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts and Options on Futures Contracts.  A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract.  An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying securities in the index is made.

When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option.  If the Fund writes a call, it assumes a short futures position.  If it writes a put, it assumes a long futures position.  When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether the Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index.  The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited.  The Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract.  Instead, at the inception of a futures contract the Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value.  Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules.  Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied.  Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.”  Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund’s obligations to or from a futures commission merchant.  When the Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk.  In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements.  If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

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Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold.  Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market.  However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time.  In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price.  Once that limit is reached, no trades may be made that day at a price beyond the limit.  Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.  The Fund would continue to be subject to market risk with respect to the position.  In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon.  The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Combined Positions.  The Fund may purchase and write options in combination with each other.  For example, the Fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Swap Agreements
The Fund may enter into swap agreements.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

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Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets.  Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Fund’s custodian that satisfies the 1940 Act.  The Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund’s illiquid investment limitations.  The Fund will not enter into any swap agreement unless the Adviser or a Sub-Adviser believes that the other party to the transaction is creditworthy.  The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into a swap agreement in circumstances where the Adviser or a Sub-Adviser believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities.  The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer.  The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks.  The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks.  Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.  The Adviser and Sub-Advisers, under the supervision of the Board, are responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.  The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

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Credit Default Swaps
The Fund may enter into credit default swap agreements.  The credit default swap agreement may have as a reference obligation one or more securities that are not currently held by the Fund.  The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation.  A credit event is typically a default, restructuring or bankruptcy.

The Fund may be either the buyer or seller in the transaction.  As a seller, the Fund receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs.  If a credit event occurs, the Fund typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation.  The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation.  If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly.  Credit default swaps are subject to general market risk, liquidity risk and credit risk.  If the Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment.  In addition, the value of the reference obligation received by the Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

The Fund may also invest in credit default swap index products and in options on credit default swap index products.  The individual credits underlying these credit default swap indices may be rated investment grade or non-investment grade.  These instruments are designed to track representative segments of the credit default swap market and provide investors with exposure to specific “baskets” of issuers of bonds or loans.  Such investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps discussed above.  The Fund reserves the right to invest in similar instruments that may become available in the future.

Exchange Traded Notes (“ETNs”)
An ETN is a type of unsecured, unsubordinated debt security that differs from other types of bonds and notes because ETN returns are typically based upon the performance of a market index.  ETNs are publically traded on a U.S. securities exchange.  An ETN incurs certain expenses not incurred by its applicable index, and an investment in an ETN will bear its proportionate share of any fees and expenses borne by the ETN. The market value of an ETN share may differ from its NAV.  The share may trade at a premium or discount to its NAV, which may be due to, among other things, differences in the supply and demand in the market for the share.  Although an ETN is a debt security, it is unlike a typical bond, in that there are no periodic interest payments and principal is not protected.  ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged.

Foreign Investments and Currencies
The Fund may make investments in securities of non-U.S. issuers (“foreign securities”), including U.S. dollar-denominated securities, foreign securities and securities of companies incorporated outside the U.S.

Risks of Investing in Foreign Securities.  Investments in foreign securities involve certain inherent risks, including the following:

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Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations.  The Fund may invest in securities denominated in foreign currencies.  Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency.  Such changes will also affect the Fund’s income.  The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics.  Foreign securities in which the Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market.  Foreign exchanges and markets may be more volatile than those in the United States.  While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund’s foreign securities may be less liquid and more volatile than U.S. securities.  Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States.  Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available from issuers, than is available in the United States.

Taxes.  The interest and dividends payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Costs.  To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

Emerging Markets.  Some of the securities in which the Fund may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

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In considering whether to invest in the securities of a foreign company, the Adviser and Sub-Advisers may consider such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.  The extent to which the Fund will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time, depending on the Adviser’s or Sub-Advisers’ assessment of prevailing market, economic and other conditions.

Forward Currency Contracts
The Fund may enter into forward currency contracts.  A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase.  Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell.  Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

Initial Public Offerings
The Fund may purchase shares in initial public offerings (“IPOs”).  Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time.  This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as brokerage commissions and transaction costs.  By selling shares, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders.  Investing in IPOs increases risk because IPO shares are frequently volatile in price.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Master Limited Partnerships
The Fund may invest in publicly traded master limited partnerships (“MLPs”) that are registered under the Securities Exchange Act of 1934, as amended, and listed on a major United States stock exchange, if the issuer meets the Fund’s investment criteria.  MLPs are businesses organized as limited partnerships which trade their proportionate shares of the partnership (units) on a public exchange.  MLPs are required to pay out most or all of their cash flow in distributions.  This pass through creates passive income or losses, along with dividend and investment income. The MLPs the Fund may purchase are comprised of a general partner (the “GP”) and multiple limited partners (the “LP Holders”). The GP is responsible for the operations and the maintenance of the partnership’s businesses, while the LP Holders assume economic risk up to their level of investment.  Typically, the GP has a 1% to 2% investment in the MLP, but can extract a higher percentage of the partnership’s profits as the MLP’s distributions increase.  This serves as an incentive to the GP to grow the partnership’s distributions.

Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals.  In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt.  As such, a significant upward swing in interest rates would also drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.

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Mortgage-Backed Securities and Asset-Backed Securities
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations (“CMOs”).  Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), commonly known as “Ginnie Mae,” Federal National Mortgage Association (“FNMA”), commonly known as “Fannie Mae,” Federal Home Loan Mortgage Corporation (“FHLMC”), commonly known as “Freddie Mae,” or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities (collectively, “private lenders”).

Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.  Until recently, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders.  In September 2008, at the direction of the U.S. Department of the Treasury, FNMA and FHLMC were placed into conservatorship under the FHFA.  The U.S. government also took steps to provide additional financial support to FNMA and FHLMC.  No assurance can be given that the U.S. Treasury initiatives with respect to FNMA and FHLMC will be successful.

Asset-backed debt obligations represent direct or indirect participation in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card or other revolving credit arrangements.  The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk and bankruptcy of the originator or any other affiliated entities and the amount and quality of any credit enhancement of the securities.  Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, over-collateralization and guarantees by third parties.

The rate of principal payment on mortgage- and asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors.  As a result, the yield on any mortgage- or asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.  The yield characteristics of mortgage- and asset-backed debt obligations differ from those of traditional debt obligations.  Among the principal differences are that interest and principal payments are made more frequently on mortgage- and asset-backed debt obligations, usually monthly, and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time.  As a result, if these debt obligations or securities are purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity.  Conversely, if these debt obligations or securities are purchased at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity.  Mortgage-backed securities available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.  Accelerated prepayments on debt obligations or securities purchased at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.  The market for privately issued mortgage-backed securities is smaller and less liquid than the market for government-sponsored mortgage-backed securities.

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While asset-backed securities may be issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms.  Mortgage-backed securities may be issued with either a single class of security or multiple classes, which are commonly referred to as a CMO.  Multiple class mortgage- and asset-backed securities are issued for two main reasons.  First, multiple classes may be used as a method of providing selective credit support.  This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes.  Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets.  Examples include separate trading of registered interest and principal of securities (“STRIPS”) (mortgage- and asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics that mimic the characteristics of non-asset-backed securities, such as floating interest rates (i.e., interest rates that adjust as a specified benchmark changes) or scheduled amortization of principal.

The Fund may invest in stripped mortgage-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets, including interest-only (“IO”) and principal-only (“PO”) securities.  IO and PO mortgage-backed securities may be illiquid.  The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage-backed securities, and in some cases such market value may be extremely volatile.

Mortgage- and asset-backed securities, other than as described above, or in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future.  The Fund may invest in such mortgage- and asset-backed securities if such investment is otherwise consistent with its investment objective and policies and with the investment restrictions of the Fund.

If the Fund purchases mortgage- or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may substantially limit the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so called “subprime” mortgages.  An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities.  A mortgage pool may issue securities subject to various levels of subordination, and the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.  Government policy that would encourage principal forgiveness or encourage refinancing of mortgages could have a negative impact on certain mortgage-backed securities.

Private Placements and Restricted Securities
The Fund may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions.  Private placement securities are not registered under the Securities Act of 1933, as amended (the “Securities Act”), and are subject to restrictions on resale.  They are eligible for sale only to certain qualified institutional buyers, like the Fund, and are not sold on a trading market or exchange.  While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.  Certain of the Fund’s investments may be placed in smaller, less seasoned, issuers that present a greater risk due to limited product lines and/or financial resources.  The issuer of privately placed securities may not be subject to the disclosure and other investor protection requirements of a public trade.  Additionally, the Fund could obtain material non-public information from the issuer of such securities that would restrict the Fund’s ability to conduct portfolio transactions.

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Privately placed securities can usually only be resold to other qualified institutional buyers, or in a private transaction, or to a limited number of purchasers, or in a limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.  The Fund may incur more cost in the disposition of such securities because of the time and legal expense required to negotiate a private placement.  Because of the limited market, the Fund may find it difficult to sell the securities when it finds it advisable to do so and, to the extent such securities are sold in private negotiations, they may be sold for less than the price for which they were purchased or less than their fair market value.

Privately placed securities cannot be resold to the public unless they have been registered under the Securities Act or pursuant to an exemption, such as Rule 144A.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Fund may also purchase certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the Securities Act (“4(2) Paper”).  The Adviser and Sub-Advisers will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board of Trustees.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser or Sub-Advisers, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, the Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

Synthetic Instruments
The Fund may invest in synthetic instruments, which are investments that have characteristics similar to the Fund’s direct investments, and may include equity swaps, equity linked notes and structured products.  An equity-linked note is a note whose performance is tied to a single stock or a basket of stocks.  Upon the maturity of the note, generally the holder receives a return of principal based on the capital appreciation of the underlying linked securities.  The terms of an equity-linked note may also provide for periodic interest payments to holders at either a fixed or floating rate.  Equity-linked notes will be considered equity securities for purposes of the Fund’s investment objective and strategies.  The price of an equity-linked note is derived from the value of the underlying linked securities.  The level and type of risk involved in the purchase of an equity-linked note by the Fund is similar to the risk involved in the purchase of the underlying security.  Such notes therefore may be considered to have speculative elements.  However, equity-linked notes are also dependent on the individual credit of the issuer of the note, which may be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note.  Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked.  If so secured, the Fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note.

Equity-linked notes are often privately placed and may not be rated, in which case the Fund will be more dependent on the ability of the Fund’s portfolio managers to evaluate the creditworthiness of the issuer, the underlying security, any collateral features of the note, and the potential for loss due to market and other factors.  Ratings of issuers of equity-linked notes refer only to the creditworthiness of the issuer and strength of related collateral arrangements or other credit supports, and do not take into account, or attempt to rate, any potential risks of the underlying linked securities.  Depending upon the law of the jurisdiction in which an issuer is organized and the note is issued, in the event of default, the Fund may incur additional expenses in seeking recovery under an equity-linked note, and may have more limited methods of legal recourse in attempting to do so.

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As with any investment, the Fund can lose the entire amount it has invested in an equity-linked note.  The secondary market for equity-linked notes may be limited.  The lack of a liquid secondary market may have an adverse effect on the ability of the Fund to accurately value the equity-linked note in its portfolio, and may make disposal of such securities more difficult for the Fund.

The Fund’s use of synthetic instruments will generally be for the purpose of gaining exposure to specific markets or securities.  The principal risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets.  Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others.  While the Fund may invest in synthetic instruments, the Fund is restricted to investing no more than 15% of its total assets in securities (of any type) that are illiquid: that is, not readily marketable.

When-Issued Securities
The Fund may purchase securities on a when-issued basis. These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date, and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market action.  No income accrues to the purchaser of a security on a when-issued basis prior to delivery.  Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.  Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.  The Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities but may sell them before the settlement date if it is deemed advisable.

Securities Lending
The Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.  The value of the loaned securities may not exceed one-third of the Fund’s total net assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser and Sub-Advisers consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.  Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that the Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.  Any fee income received from a borrower in lieu of a dividend payment on a borrowed security will not constitute “qualified dividend” income for federal income tax purposes, which is currently eligible for the reduced rate of taxation applicable to long-term capital gains.  The Fund will be responsible for the risks associated with the investment of the cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower.  While the Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

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Borrowing
The Fund may borrow to increase its portfolio holdings of securities.  The Fund will limit its borrowing to an amount not to exceed one-third of its total assets.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  This allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings).  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

The Fund may also be deemed to be borrowing when entering into certain derivative transactions such as certain options, futures, forwards or swap transactions.  This type of borrowing is generally referred to as economic leverage.

The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of the Fund’s assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.  The interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment income and may also offset any potential capital gains.  Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.

Illiquid Securities
The Fund is limited by its restrictions to investing only up to 15% of its net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security.  Illiquid securities present the risks that the Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are generally no restrictions on the Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.  The Adviser and Sub-Advisers are responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees).

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The Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security.  Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a NRSRO; the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.  If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities, which may not exceed 15% of the Fund’s net assets.  Investing in Rule 144A securities could have the effect of increasing the level of the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing the securities.  The Fund is permitted to sell restricted securities to qualified institutional buyers.

Temporary Strategies; Cash or Similar Investments
For temporary defensive purposes, up to 100% of the Fund’s total assets may be invested in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the Fund not achieving its investment objective.  Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ advisory fees and operational expenses.

For longer periods of time, the Fund may hold a substantial cash position.  If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested, and this may result in the Fund not achieving its investment objective during that period.  To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

The Fund may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If the Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  See “Foreign Investments” above.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

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Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectus, the Fund may make interest bearing time or other interest bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Fund may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser or a Sub-Adviser to be of comparable quality.  These rating symbols are described in Appendix A.

Investment Restrictions

Fundamental Investment Restrictions
The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority of the outstanding voting securities” of the Fund, as defined under the 1940 Act.  Under the 1940 Act, the vote of the holders of a “majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented; or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may not:

1.
issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales in accordance with its objectives and strategies;

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2.
underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act);

3.
purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate);

4.
invest in commodities, except that the Fund may: purchase and sell commodity futures and related instruments, swaps, foreign currency, options, futures and forward contracts, including those related to indices, and options on indices; invest in commodity pools and other entities that purchase and sell commodities and commodity contracts; and otherwise invest in commodity contracts and related instruments/derivatives consistent with the Fund’s investment policies;

5.	make loans of money (except for the lending of the Fund’s portfolio securities and purchases of debt securities consistent with the investment policies of the Fund);

6.
invest in the securities of any one industry if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of such industry, except that the foregoing does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or

7.
with respect to 50% of its total assets, invest 5% or more of its total assets, computed at the time of investment, in securities of a single issuer or hold more than 10% of the voting securities of such issuer (does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities or other investment companies).

Non-Fundamental Investment Restrictions
The following lists the non-fundamental investment restrictions applicable to the Fund.  These restrictions can be changed by the Board of Trustees, but the change will only be effective after prior written notice is given to shareholders of the Fund.

1.
The Fund may not invest more than 15% of the value of its net assets, computed at the time of investment, in illiquid securities.  Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days.  Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice.

Except with respect to the limitations on borrowing and investments in illiquid securities, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.

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Management of the Fund

Board of Trustees
The management and affairs of the Fund are supervised by the Board of Trustees.  The Board of Trustees consists of four individuals.  The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard.  The Board of Trustees establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.

Trustees and Officers
The Trustees and officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Michael D. Akers, Ph.D. 615 E. Michigan St. Milwaukee, WI 53202 Age: 57	Trustee	Indefinite Term; Since August 22, 2001	[27]	Professor and Chair, Department of Accounting, Marquette University (2004-present).	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 56	Trustee	Indefinite Term; Since August 22, 2001	[27]	Pilot, Frontier/Midwest Airlines, Inc. (airline company) (1986-present).	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Jonas B. Siegel 615 E. Michigan St. Milwaukee, WI 53202 Age: 69	Trustee	Indefinite Term; Since October 23, 2009	[27]
Retired; Managing Director, Chief Administrative Officer (“CAO”) and
Chief Compliance Officer (“CCO”),
Granite Capital International Group, L.P.
(an investment management firm) (1994-
2011); Vice President, Secretary, Treasurer and CCO of Granum Series Trust (an open-end investment company) (1997-2007); President, CAO and CCO, Granum
Securities, LLC (an investment banking
firm) (1997-2007).

Independent Trustee, Gottex Multi-Asset Endowment Fund complex (three closed-end investment companies); Independent Trustee, Gottex Multi-Alternatives Fund complex (three closed-end investment companies); Independent Manager, Ramius IDF Fund Complex (two closed-end investment companies).

Interested Trustee and Officers
Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Age: 50	Chair-person, President and Trustee	Indefinite Term; Since August 22, 2001	[27]	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-present).	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).
John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 55	Vice President, Treasurer and Principal Accounting Officer	Indefinite Term; Since January 10, 2008 (Vice President) and Since September 10, 2008 (Treasurer)	N/A	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2004-present).	N/A

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Robert M. Slotky 615 E. Michigan St. Milwaukee, WI 53202 Age: 65	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since January 26, 2011	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (July 2001–present).	N/A
Rachel A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 33	Secretary	Indefinite Term; Since November 15, 2005	N/A	Vice President, U.S. Bancorp Fund Services, LLC (September 2004-present).	N/A
Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Age: 39	Assistant Treasurer	Indefinite Term; Since January 10, 2008	N/A	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2002-present).	N/A
Jesse J. Schmitting 615 E. Michigan St. Milwaukee, WI 53202 Age: 30	Assistant Treasurer	Indefinite Term; Since July 21, 2011	N/A	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2008-present).	N/A
*	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC (“Quasar”), who acts as principal underwriter to several series of the Trust, but not the Aurora Horizons Fund.

The Role of the Board of Trustees
The Board of Trustees provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Adviser, Distributor, Administrator, Custodian, and Transfer Agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the Adviser, Distributor, Administrator, Custodian and Transfer Agent.  The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer who reports directly to the Board and who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters, including an annual compliance review.  Some of these reports are provided as part of formal “Board Meetings,” which are held five times per year, in person, and such other times as the Board determines is necessary, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board Meetings, to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

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Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  The Board of Trustees is comprised of three Independent Trustees – Dr. Michael D. Akers, Mr. Gary A. Drska and Mr. Jonas B. Siegel – and one Interested Trustee – Mr. Joseph C. Neuberger.  Accordingly, 75% of the members of the Board are Independent Trustees, Trustees that are not affiliated with the Adviser or its affiliates or any other investment adviser or other service provider to the Trust or any underlying fund.  The Board of Trustees has established three standing committees, an Audit Committee, a Nominating Committee and a Valuation Committee, which are discussed in greater detail under “Board Committees” below.  Each of the Audit Committee and the Nominating Committee are comprised entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Trust’s Chairperson, Mr. Neuberger, is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of the Distributor, which acts as principal underwriter to many of the Trust’s underlying funds.  Mr. Neuberger also serves as the Trust’s President and the Executive Vice President of U.S. Bancorp Fund Services, LLC (the “Administrator”).  The Trust has not appointed a lead Independent Trustee.

In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions.  Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and skills as set forth in the subsection “Trustee Qualifications” below.

The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including: the unaffiliated nature of each investment adviser and the fund(s) managed by such adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s underlying funds.

The Board has determined that the function and composition of the Audit Committee and the Nominating Committee are appropriate means to address any potential conflicts of interest that may arise from the Chairperson’s status as an Interested Trustee.  In addition, the inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes discussed below.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Chief Compliance Officer regularly reports to the Board during Board Meetings and meets in executive session with the Independent Trustees and their legal counsel to discuss compliance and operational risks.  In addition, the Independent Trustee designated as the Audit Committee’s “audit committee financial expert” meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The full Board receives reports from the investment advisers to the underlying funds and the portfolio managers as to investment risks as well as other risks that may be discussed during Audit Committee meetings.

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Trustee Qualifications
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee.  The information provided below, and in the table above, is not all-inclusive.  Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Michael D. Akers, Ph.D., CPA.  Dr. Akers has served as a Trustee of the Trust since August 2001.  Dr. Akers has also served as an independent trustee of USA Mutuals, an open-end investment company, since 2001.  Dr. Akers has been a Professor and Chair of the Department of Accounting of Marquette University since 2004, and was Associate Professor of Accounting of Marquette University from 1996 to 2004.  Dr. Akers is a certified public accountant, a certified fraud examiner, a certified internal auditor and a certified management accountant.  Through his experience as a trustee of mutual funds and his employment experience, Dr. Akers is experienced with financial, accounting, regulatory and investment matters.

Gary A. Drska.  Mr. Drska has served as an Independent Trustee of the Trust since August 2001.  Mr. Drska has also served as an independent trustee of USA Mutuals since 2001.  Mr. Drska has served as a Pilot of Frontier/Midwest Airlines, Inc., an airline company, since 1986.  Through his experience as a trustee of mutual funds, Mr. Drska is experienced with financial, accounting, regulatory and investment matters.

Joseph C. Neuberger.  Mr. Neuberger has served as a Trustee of the Trust since August 2001.  Mr. Neuberger has also served as a trustee of USA Mutuals since 2001 and Buffalo Funds, an open-end investment company, since 2003.  Mr. Neuberger has served as Executive Vice President of the Administrator, a multi-service line service provider to mutual funds, since 1994.  Through his experience as a trustee of mutual funds and his employment experience, Mr. Neuberger is experienced with financial, accounting, regulatory and investment matters.

Jonas B. Siegel, CPA.  Mr. Siegel has served as an Independent Trustee of the Trust since October 2009.  Mr. Siegel has also served, since 2010, as a trustee of the Gottex Multi-Asset Endowment Fund complex and the Gottex Multi-Alternatives Fund complex, each of which is comprised of three closed-end investment companies and, since 2011, as an Independent Manager of the Ramius IDF Fund complex, which is composed of two closed-end investment companies.  Mr. Siegel previously served as the Managing Director, CAO and CCO of Granite Capital International Group, LP, an investment management firm, from 1994 to 2011, as Vice President, Secretary, Treasurer and CCO of Granum Series Trust, an open-end investment company, from 1997 to 2007, and as President, CAO and CCO of Granum Securities, LLC, a broker-dealer, from 1997 to 2007.  Mr. Siegel is a certified public accountant.  Through his experience as a trustee of mutual funds and his employment experience, Mr. Siegel is experienced with financial, accounting, regulatory and investment matters.

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Trustee Ownership of Fund Shares
As of December 31, 2012, no Trustee or officer of the Trust beneficially owned shares of the Fund or any other series of the Trust.

Furthermore, as of December 31, 2012, neither the Trustees who are not “interested” persons of the Fund, nor members of their immediate families, owned securities beneficially, or of record, in the Adviser, the Fund’s distributor or any of its affiliates.  Accordingly, neither the Trustees who are not “interested” persons of the Fund nor members of their immediate families, have a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Fund’s distributor or any of their affiliates.  In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

Board Committees
Audit Committee.  The Trust has an Audit Committee, which is composed of the Independent Trustees, Dr. Michael D. Akers, Mr. Gary A. Drska and Mr. Jonas B. Siegel.  The Audit Committee reviews financial statements and other audit-related matters for the Fund.  The Audit Committee also holds discussions with management and with the Fund’s independent auditors concerning the scope of the audit and the auditor’s independence.  Dr. Akers is designated as the Audit Committee chairman and serves as the Audit Committee’s “audit committee financial expert,” as stated in the annual reports relating to the series of the Trust.

Nominating Committee.  The Trust has a Nominating Committee, which is composed of the Independent Trustees, Dr. Michael D. Akers, Mr. Gary A. Drska and Mr. Jonas B. Siegel.  The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.  As part of this process, the Nominating Committee considers criteria for selecting candidates sufficient to indentify a diverse group of qualified individuals to serve as trustees.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board of Trustees.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the Secretary of the Trust at the principal executive office of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board of Trustees will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board of Trustees.  The Nominating Committee’s procedures with respect to reviewing shareholder nominations will be disclosed as required by applicable securities laws.

Valuation Committee.  The Trust has a Valuation Committee.  The Valuation Committee is responsible for the following: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, for determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the Board.  The Valuation Committee is currently composed of Mr. Joseph Neuberger, Mr. John Buckel and Ms. Jennifer Lima, who each serve as an officer of the Trust.  The Valuation Committee meets as necessary when a price for a portfolio security is not readily available.

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Because the Fund is new, none of the Trust’s committees have met with respect to the Fund as of the date of this SAI.

Trustee Compensation
For their service as Trustees, the Independent Trustees receive a retainer fee of $40,000 per year, $2,000 for each in-person Board meeting and $1,000 for each telephonic Board meeting of the Trust, as well as reimbursement for expenses incurred in connection with attendance at board meetings. Interested Trustees do not receive any compensation for their service as Trustee.  Because the Fund has recently commenced operations, the following compensation figures represent estimates for the current fiscal year ending [February 28, 2014]:

Name of Person/Position	Aggregate Compensation From the Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and the Trust(2) Paid to Trustees
Dr. Michael D. Akers, Independent Trustee	$1,485	None	None	$50,000
Gary A. Drska, Independent Trustee	$1,485	None	None	$50,000
Jonas B. Siegel Independent Trustee	$1,485	None	None	$50,000
Joseph C. Neuberger, Interested Trustee	None	None	None	None
(1)	Trustee fees and expenses are allocated among the Fund and any other series comprising the Trust.
(2)	There are currently twenty-[six] other portfolios comprising the Trust.

Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund.  As of February 28, 2013, there were no principal shareholders or control persons of the Fund.

Investment Adviser
Investment advisory services are provided by the Adviser, Aurora Investment Management L.L.C., pursuant to an investment advisory agreement (the “Advisory Agreement”).  The Adviser is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm.  Natixis is principally owned by BPCE, France’s second largest banking group.  BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks.  The registered address of Natixis is 30, avenue Pierre Mendès France, 75013 Paris, France. The registered address of BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France.  Natixis US has 13 principal subsidiary or affiliated asset management firms that collectively had over $[…] billion in assets under management as of December 31, 2012.  An affiliate of the French Government is an investor in non-voting securities of BPCE and has limited, non-controlling representation on the supervisory board of BPCE as well as the right to convert certain shares into common equity of BPCE at a future time.

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After an initial two-year period, the Advisory Agreement continues in effect from year to year, only if such continuance is specifically approved at least annually by: (i) the Board of Trustees or the vote of a majority of the outstanding voting securities of the Fund; and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Advisory Agreement nor interested persons thereof, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement is terminable without penalty by the Trust, on behalf of the Fund, upon 60 days’ written notice to the Adviser, when authorized by either: (i) a majority vote of the outstanding voting securities of the Fund; or (ii) by a vote of a majority of the Board of Trustees, or by the Adviser upon 60 days’ written notice to the Trust.  The Advisory Agreement will automatically terminate in the event of its “assignment,” as defined under the 1940 Act.  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund an advisory fee computed daily and paid monthly, applying an annual rate of […]% to the prior daily calculation of the Fund’s net assets, as specified in the Prospectus.  The Adviser will compensate the Sub-Advisers from the advisory fee that it receives from the Fund.  However, the Adviser may voluntarily agree to waive a portion of the advisory fees payable to it on a month-to-month basis, including additional fees above and beyond any contractual agreement the Adviser may have to waive advisory fees and/or reimburse Fund expenses.

Fund Expenses.  The Fund is responsible for its own operating expenses.  The Adviser has agreed to waive advisory fees payable to it by the Fund and/or to reimburse the Fund’s operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (exclusive generally of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) to the limit set forth in the “Fees and Expenses of the Fund” table in the Prospectus.  Any such reimbursements made by the Adviser in its advisory fees or reimbursement of expenses that are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for advisory fee waivers and expense payments made in the previous three fiscal years from the date the expense was incurred.  Any such reimbursement is also contingent upon the Board of Trustees’ subsequent review and ratification of the reimbursed amounts.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.

Sub-Advisers
[…] are the sub-advisers to the Fund (collectively, the “Sub-Advisers”).  It is the Adviser’s responsibility to select Sub-Advisers for the Fund that have distinguished themselves in their areas of expertise in asset management and to review each Sub-Adviser’s performance.  The following lists information about the control persons of each Sub-Adviser:

[…]

The Adviser provides investment management evaluation services by performing initial due diligence on each Sub-Adviser and thereafter monitoring the Sub-Advisers’ performance for compliance with the Fund’s investment objective and strategies, as well as adherence to its investment style.  The Adviser also conducts performance evaluations through in-person, telephonic and written consultations.  Although it is impossible to find the ideal combination of characteristics, in evaluating each Sub-Adviser, the Adviser considers, among other factors: whether the Sub-Adviser has achieved a high rate of return relative to the apparent risk; whether the Sub-Adviser has specialized expertise and is talented, flexible and opportunistic; and whether the Sub-Adviser has sufficient organizational depth to ensure continuity and liquidity.  Quantitative analysis is an important factor in evaluating Sub-Advisers.  However, the Sub-Adviser evaluation process is also subjective, and qualitative analysis plays a significant role.

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The Adviser has the responsibility for communicating performance expectations and evaluations to the Sub-Advisers and ultimately recommending to the Board of Trustees whether their sub-advisory agreements should be renewed, modified or terminated.  The Adviser provides written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions.  The Trust has applied for an exemptive order with respect to the Fund that, if approved, will permit the Adviser, subject to certain conditions, to hire new Sub-Advisers or to continue the employment of existing Sub-Advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement.  This arrangement has been approved by the Board of Trustees and the Fund’s initial shareholder.  Within 90 days of retaining a new Sub-Adviser, shareholders of the Fund will receive notification of the change.  The exemptive order would also exempt the Fund from certain requirements to disclose the compensation paid by the Adviser to the Sub-Advisers.

In consideration of the services provided by each Sub-Adviser, each Sub-Adviser is entitled to receive a sub-advisory fee computed daily and paid [monthly/quarterly] based on the prior daily calculation of the Fund’s net assets allocated to that Sub-Adviser by the Adviser, which the Adviser will pay out of the advisory fee paid to the Adviser pursuant to the Advisory Agreement.  In determining the compensation structure for Sub-Advisers, the Adviser may consider a variety of factors, including without limitation, the following: (i) the type of investment strategy utilized by the Sub-Adviser; (ii) the current market rate; (iii) the Sub-Advisers’ standard compensation rate for similar programs; (iv) the anticipated asset flow for the Fund; and (v) the Sub-Advisers’ availability to manage additional assets on behalf of the Fund.  The Fund is not responsible for the payment of the sub-advisory fees.

The Adviser is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Advisers, the Custodian, the Administrator or the Fund’s Transfer Agent.  Although the Sub-Advisers’ activities are subject to oversight by the Board of Trustees and the officers of the Trust, neither the Board of Trustees, the officers nor the Adviser evaluate the investment merits of the Sub-Advisers’ individual security selections.  The Sub-Advisers have complete discretion to purchase, manage, sell, borrow and exchange portfolio securities for the portions of the Fund’s investment portfolio that they manage, subject to the Fund’s investment objectives, policies and limitations and any other investment guidelines and restrictions that may be agreed to with a particular Sub-Adviser.  The Fund’s portfolio is managed by several key employees and portfolio managers of the Adviser and each Sub-Adviser (each, a “Portfolio Manager”) as discussed in the Fund’s prospectus.

Portfolio Managers
The following section provides information regarding each Portfolio Manager’s other accounts managed, compensation, material conflicts of interests, and any ownership of securities in the Fund.  The Portfolio Managers are shown together in this section only for ease in presenting the information and should not be viewed for purposes of comparing the Portfolio Managers or their firms against one another.  Each firm is a separate entity that may employ different compensation structures, and may have different management requirements, and each Portfolio Manager may be affected by different conflicts of interest.

Other Accounts Managed by the Portfolio Managers
The table below identifies each Portfolio Manager of the Fund and whether they are associated with the Adviser or a Sub-Adviser as well as, for each Portfolio Manager, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  To the extent that any of these accounts are subject to a compensation agreement which is based on account performance (rather than a fixed or asset-based fee), this information is reflected in a separate table below.  Asset amounts have been rounded and are approximate as of December 31, 2012.

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Fund and Portfolio Manager (Firm)	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Roxanne M. Martino (Aurora)	[…]	[…]	[…]	[…]	[…]	[…]
Scott C. Schweighauser (Aurora)	[…]	[…]	[…]	[…]	[…]	[…]
Justin D. Sheperd (Aurora)	[…]	[…]	[…]	[…]	[…]	[…]
Peter S. Hamet (Aurora)	[…]	[…]	[…]	[…]	[…]	[…]
Anne Marie Morley (Aurora)	[…]	[…]	[…]	[…]	[…]	[…]
[Sub-Adviser PMs] ([Sub-Adviser])	[…]	[…]	[…]	[…]	[…]	[…]

The following table reflects information regarding accounts for which a Portfolio Manager has day-to-day management responsibilities and with respect to which the Portfolio Manager’s compensation is based on account performance. The Portfolio Managers not listed below reported that they do not provide day-to-day management of accounts with performance-based compensation arrangements.  Asset amounts have been rounded and are approximate as of December 31, 2012.

Fund and Portfolio Manager (Firm)	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Roxanne M. Martino (Aurora)	[…]	[…]	[…]	[…]	[…]	[…]
Scott C. Schweighauser (Aurora)	[…]	[…]	[…]	[…]	[…]	[…]
Justin D. Sheperd (Aurora)	[…]	[…]	[…]	[…]	[…]	[…]
Peter S. Hamet (Aurora)	[…]	[…]	[…]	[…]	[…]	[…]
Anne Marie Morley (Aurora)	[…]	[…]	[…]	[…]	[…]	[…]
[Sub-Adviser PMs] ([Sub-Adviser])	[…]	[…]	[…]	[…]	[…]	[…]

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Material Conflicts of Interest
The Portfolio Managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with the management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same or similar investment objective as the Fund.  Therefore, a potential conflict of interest may arise as a result of the identical or overlapping investment objectives, whereby the Portfolio Managers could favor one account over another.  Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of other accounts and to the disadvantage of the Fund.  However, the Adviser and Sub-Advisers have established policies and procedures to ensure that the purchase and sale of securities among all accounts they manages are fairly and equitably allocated.

Portfolio Manager Compensation
The following section describes the structure of, and the methods used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each of the Portfolio Managers.

Aurora.  Compensation for the Adviser’s Portfolio Managers is generally a combination of a fixed salary and a discretionary bonus.  Because a bonus paid to the Portfolio Managers for any period is a function of the Adviser’s net revenue after a revenue share with the Adviser’s parent and payment of expenses, bonuses to the Portfolio Managers are tied to the revenues generated by the Fund and any other funds or accounts managed by the Adviser during the applicable period, as well as a variety of other factors including, but not limited to, the Portfolio Managers’ execution of managerial responsibilities.  Compensation is generally determined by senior management.  The Portfolio Managers may also participate in other forms of compensation provided, including, but not limited to, a deferred compensation plan and a 401(k) plan that enables them to direct a percentage of their pre-tax salary into a tax-qualified retirement plan.

[Sub-Adviser Portfolio Manager Compensation]

Ownership of Securities in the Fund by the Portfolio Managers
As of the date of this SAI, the Portfolio Managers did not own any shares of the Fund.

Service Providers
Pursuant to an administration agreement (the “Administration Agreement”) between the Trust and the Administrator, U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Administrator acts as the Fund’s administrator.  The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  USBFS also acts as fund accountant (“Fund Accountant”), transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.  For its administration and fund accounting services, the Administrator receives from the Fund a combined fee computed daily and payable monthly based on the Fund’s average net assets at the rate of 0.08% of average net assets on the first $250 million, 0.06% of average net assets on the next $250 million, and 0.05% on the balance, all subject to an annual minimum fee of $60,000.

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Pursuant to a custody agreement between the Trust and the Fund, U.S. Bank, N.A., an affiliate of USBFS, serves as the custodian of the Fund’s assets (the “Custodian”).  The Custodian is compensated through fees on a transaction basis plus out-of-pocket expenses.  The Custodian’s address is 1555 North River Center Drive, Milwaukee, Wisconsin, 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  U.S. Bank, N.A. and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Legal Counsel
Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, Wisconsin 53202, serves as counsel to the Fund.

Independent Registered Public Accounting Firm
[…], serves as the independent registered public accounting firm for the Fund.

Distribution and Servicing of Fund Shares
The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with NGAM Distribution, LLC, (the “Distributor”), 399 Boylston Street, Boston, Massachusetts 02116, pursuant to which the Distributor acts as the Fund’s principal underwriter, provides certain administration services and promotes and arranges for the sale of the Fund’s shares.  The offering of the Fund’s shares is continuous, and the Distributor distributes the Fund’s shares on a best efforts basis.  The Distributor is not obligated to sell any certain number of shares of the Fund.  The Distributor and the Adviser are affiliated companies.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distribution Agreement has an initial term of up to two years and will continue in effect only if its continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the outstanding voting securities of the Fund or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice.  The Distribution Agreement will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Rule 12b-1 Distribution and Shareholder Servicing Plan
As noted in the Prospectus, the Fund has adopted a distribution and shareholder servicing plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) on behalf of the Class A shares and the Class C shares of the Fund.  Under the Distribution Plan, the Fund pays a fee to the Distributor (the “Distribution Fee”) for distribution and shareholder services on behalf of the Class A and Class C shares of the Fund.  The Distribution Fee is an annual 12b-1 distribution and shareholder servicing fee at the rate of 0.25% and 1.00% of the Fund’s average daily NAV attributable to Class A shares and Class C shares, respectively.  The Distribution Plan provides that the Distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Distribution Plan, or to provide certain shareholder services.  Class Y shares of the Fund are not subject to the Distribution Plan and do not pay 12b-1 distribution or shareholder servicing fees.

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The Distribution Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred on behalf of Class A and Class C shares of the Fund.  Because the Distribution Fee is not directly tied to expenses, the amount of distribution fees paid by the Class A and Class C shares of the Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan.  For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.

The Distributor may use the Distribution Fee to pay for services covered by the Distribution Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Class A and Class C shares, the printing and mailing of prospectuses, statements of additional information and reports to other than current Fund shareholders, the printing and mailing of sales literature pertaining to the Fund, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable.

The Distribution Plan provides that it will continue from year to year upon approval by the majority vote of the Board of Trustees, including a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the Distribution Plan or in any agreement related to such plan (the “Qualified Trustees”), as required by the 1940 Act, cast in person at a meeting called for that purpose.  It is also required that the trustees who are not “interested persons” of the Fund, select and nominate all other trustees who are not “interested persons” of the Fund.  The Distribution Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund’s Class A shares or Class C shares outstanding.  All material amendments to the Distribution Plan or any related agreements must be approved by a vote of a majority of the Board of Trustees and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The Distribution Plan requires that the Distributor provide to the Board of Trustees, at least quarterly, a written report on the amounts and purpose of any payment made under the Distribution Plan.  The Distributor is also required to furnish the Board of Trustees with such other information as may reasonably be requested in order to enable the Board of Trustees to make an informed determination of whether the Distribution Plan should be continued.  With the exception of the Adviser, no “interested person” of the Fund, as defined in the 1940 Act, and no Qualified Trustee of the Fund has or had a direct or indirect financial interest in the Distribution Plan or any related agreement.

As noted above, the Distribution Plan provides for the ability to use Class A and Class C assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Class A shares and Class C shares (distribution services).  The payments made by the Fund to these financial intermediaries are based primarily on the dollar amount of assets invested in the Class A and Class C shares of the Fund through the financial intermediaries.  These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals.  In addition to the ongoing asset-based fees paid to these financial intermediaries under the Distribution Plan, the Fund may, from time to time, make payments under the Distribution Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees.  In addition, the Fund may make payments under the Distribution Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Fund is discussed.

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To the extent these asset-based fees and other payments made under the Distribution Plan to these financial intermediaries for the distribution services they provide to the Fund’s Class A and Class C shareholders exceed the Distribution Fees available, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from the Fund.  In addition, the Fund may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge.  In connection with its participation in such platforms, the Adviser may use all or a portion of the Distribution Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Fund’s Class A and Class C shares.  In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own assets.

Portfolio Transactions and Brokerage
Pursuant to the Advisory Agreement, the Adviser and the Sub-Advisers determine which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser or Sub-Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund will be effected through broker-dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere.  Dealers usually act as principal for their own accounts.  Purchases from dealers will include a spread between the bid and the asked price.  If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser and Sub-Advisers will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available.  The full range and quality of services, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors available, will be considered in making these determinations.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research to the Adviser or Sub-Advisers that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other brokerage services in addition to execution services.  The Adviser and Sub-Advisers consider such information, which is in addition to and not in lieu of the services required to be performed by them under their respective agreements, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by FINRA and the SEC.  Portfolio transactions may also be placed with broker-dealers in which the Adviser or Sub-Advisers have invested on behalf of the Fund and/or client accounts.

While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser or Sub-Advisers, even if the specific services are not directly useful to the Fund and may be useful to the Adviser or Sub-Advisers in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser or Sub-Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Adviser’s or Sub-Advisers’ overall responsibilities to the Fund.

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Investment decisions for the Fund are made independently from those of other client accounts.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts.  In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser or Sub-Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.  Notwithstanding the above, the Adviser and Sub-Advisers may execute buy and sell orders for accounts and take action in performance of their duties with respect to any of its accounts that may differ from actions taken with respect to another account, so long as the Adviser or Sub-Adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Fund, over a period of time on a fair and equitable basis and in accordance with applicable law.

Portfolio Turnover
Portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser or Sub-Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs and could generate capital gains, including short-term capital gains taxable to shareholders at ordinary income rates (currently as high as 39.6%).  To the extent that the Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund.

Code of Ethics
The Fund, the Adviser, the Sub-Advisers and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act.  These Codes of Ethics permit, subject to certain conditions, personnel of the Adviser, the Sub-Advisers and Distributor to invest in securities that may be purchased or held by the Fund.

Proxy Voting Procedures
The Board of Trustees has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board of Trustee’s continuing oversight.  The Adviser has in turn contractually delegated proxy voting authority to the Sub-Advisers.  The Proxy Policies require that the Adviser and Sub-Advisers vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Proxy Policies also require the Adviser and Sub-Advisers to present to the Board of Trustees, at least annually, the Adviser’s and Sub-Advisers’ Proxy Policies and a record of each proxy voted by the Adviser and the Sub-Advisers on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser and the Sub-Advisers as involving a conflict of interest.

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The Adviser and the Sub-Advisers seek to vote proxies in a manner reasonably believed to be in the best interests of shareholders and not affected by any material conflict of interest.  The Adviser and the Sub-Advisers consider shareholders’ best economic interests over that long term, that is, the common interest of all shareholders over time.  Unless instructed by a client to follow its own proxy voting policies and procedures, the Adviser and the Sub-Advisers generally will not consider a client’s individual characteristics or circumstances (including any social or political concerns) when determining how to vote proxies.  Consequently, the Adviser and the Sub-Advisers typically vote solicited proxies identically for all client accounts for which they have discretionary authority.  The Adviser’s and the Sub-Advisers’ general philosophy is to support management recommendations on routine matters such as approval of financial statements, director/trustee elections, and appointment of auditors.

Because portions of the Fund’s assets are managed by different Sub-Advisers using different styles, the Fund could take opposite positions in the same securities.  In the event that there is a proxy vote related to a security in which two Sub-Advisers have taken opposite positions, the Sub-Advisers may vote such proxy in a conflicting manner.

Voting Guidelines
The Adviser and each Sub-Adviser have adopted proxy voting guidelines to assist in making voting decisions on common issues.  The guidelines are designed to address those securities in which the Fund generally invests and may be revised in the Adviser’s and the Sub-Advisers’ discretion.  Any non-routine matters not addressed by the proxy voting guidelines are addressed on a case-by-case basis, taking into account all relevant facts and circumstances at the time of the vote, particularly where such matters have a potential for major economic impact on the issuer’s structure or operations.  In making voting determinations, the Adviser and the Sub-Advisers may conduct research internally and/or use the resources of an independent research consultant.  The Adviser and the Sub-Advisers may also consider other materials such as studies of corporate governance and/or analyses of shareholder and management proposals by a certain sector of companies and may engage in dialogue with an issuer’s management.  To the extent that a client may direct the Adviser and the Sub-Advisers to vote according to its own proxy voting policies, the Adviser and the Sub-Advisers may vote that client’s securities differently than the same securities voted for other clients including the Fund.

In some cases, the cost of voting a proxy may outweigh the expected benefits.  For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person.  The Adviser and the Sub-Advisers may abstain from voting a proxy if the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

In certain cases, securities on loan as part of a securities lending program may not be voted.  Nothing in the proxy voting policies shall obligate the Adviser or the Sub-Advisers to exercise voting rights with respect to a portfolio security if it is prohibited by the terms of the security or by applicable law or otherwise.  The Adviser and the Sub-Advisers will not discuss with members of the public how they intend to vote on any particular proxy proposal.

In the event of a conflict between the interests of the Adviser or a Sub-Adviser and the Fund, the Proxy Policies provide that the conflict may be disclosed to the Board of Trustees or its delegate, who shall provide direction on how to vote the proxy.  The Board of Trustees has delegated this authority to the Independent Trustees, and the proxy voting direction in such a case shall be determined by a majority of the Independent Trustees.  As disclosed above, in the event that there is a proxy vote related to a security in which two Sub-Advisers have taken opposite positions, the Sub-Advisers may vote such proxy in a conflicting manner.

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The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll-free, [toll-free number] or by accessing the SEC’s website at www.sec.gov.

Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  Mr. Robert M. Slotky has been designated as the Trust’s Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures; reporting suspicious and/or fraudulent activity; and a complete and thorough review of all new account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.

Portfolio Holdings Information
The Trust, on behalf of the Fund, has adopted portfolio holdings disclosure policies (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Fund.  The Adviser has also adopted the Portfolio Holdings Policies.  Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with these Portfolio Holdings Policies.  The Adviser and the Board of Trustees have considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Portfolio Holdings Policies.  The Adviser and the Board of Trustees have also considered actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Adviser, Distributor or any other affiliated person of the Fund.  After due consideration, the Adviser and the Board of Trustees have determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Portfolio Holdings Policies.  The Board of Trustees also authorized the Adviser or appointed officers to consider and authorize dissemination of portfolio holdings information to additional parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board of Trustees exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by: (1) overseeing the implementation and enforcement of the Portfolio Holdings Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the CCO; (2) by considering reports and recommendations by the CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act); and (3) by considering whether to approve any amendment to these Portfolio Holdings Policies.  The Board of Trustees reserves the right to amend the Portfolio Holdings Policies at any time without prior notice in its sole discretion.

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Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the quarterly holdings report on Form N-Q.  These reports will be made available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

In the event of a conflict between the interests of the Fund and the interests of the Adviser, or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board of Trustees at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the CCO of the Adviser or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed: the Administrator; the Fund Accountant; the Custodian; the Transfer Agent; the Fund’s independent registered public accounting firm; counsel to the Fund or the Board of Trustees (current parties are identified in this SAI); the Distributor; broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities); and regulatory authorities.  Portfolio holdings information not publicly available with the SEC may only be provided to additional third parties, in accordance with the Portfolio Holdings Policies, when the Fund has a legitimate business purpose, and the third party recipient is subject to a confidentiality agreement.  [Currently, on approximately the 60th day following the end of each calendar quarter, the Funds provide their quarterly portfolio holdings to rating and ranking organizations, including Lipper, a Thomson Reuters Company, Morningstar, Inc., Standard & Poor's Financial Services, LLC, Bloomberg L.P., Thomson Reuters Corporation, Vickers Stock Research Corporation and Capital-Bridge, Inc.]  Portfolio holdings information may be separately provided to any person at the same time that it is filed with the SEC or one day after it is first published on the Fund’s website.  Portfolio holdings disclosure may be approved under the Portfolio Holdings Policies by the Trust’s CCO, Treasurer or President.

In no event shall the Adviser, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Portfolio Holdings Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

Determination of Net Asset Value
The NAV of the Fund’s shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) each business day.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.

The NAV per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

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Net Assets	=	Net Asset Value Per Share
Shares Outstanding

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser and the Valuation Committee pursuant to procedures approved by or under the direction of the Board of Trustees.

The Fund’s securities, including depositary receipts, which are traded on securities exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.

Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market.  Securities primarily traded on the NASDAQ Stock Market (“NASDAQ”) shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

All other assets of the Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

Additional Purchase and Redemption Information

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

How to Purchase Shares
You may purchase shares of the Fund directly from the Fund, or from securities brokers, dealers or other financial intermediaries (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  The Fund may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of the Fund (each an “Authorized Intermediary”).  If you transmit your purchase request to an Authorized Intermediary before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, shares will be purchased at the applicable price next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is an Authorized Intermediary.

Shares are purchased at the applicable price determined after the Transfer Agent or Authorized Intermediary receives your purchase request in good order, plus applicable sales charges.  In most cases, in order to receive that day’s applicable price, the Transfer Agent must receive your order in good order before the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time).

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The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

Sales Charges on Class A Shares
If you purchase Class A shares of the Fund you will pay an initial sales charge of 5.75% when you invest, unless you qualify for a reduction or waiver of the sales charge.  Additionally, the initial sales charge for Class A shares will not be imposed on shares that are purchased with reinvested dividends or other distributions.  The sales charge for Class A shares of the Fund is calculated as follows(1):

Investment Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested
Less than $50,000(2)	5.75%	6.10%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more(3)	0.00%	0.00%

(1)
The offering price is calculated to two decimal places using standard rounding criteria.  As a result, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

(2)	The minimum initial investment for Class A shares of the Fund is $2,500.

(3)	There is no front-end sales charge for purchases of Class A shares of $1,000,000 or more. However, a CDSC of 1.00% may be applied to redemptions of Class A shares within 18 months of purchase.

You should always discuss the suitability of your investment with your broker-dealer or financial adviser.

Class A Sales Charge Reductions and Waivers

Rights of Accumulation.  You may combine your current purchase of Class A shares of the Fund with other existing Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other Class A shares you own at the financial intermediary at which you are making the current purchase.  You may not aggregate shares held at different financial intermediaries.  If the current purchase is made directly through the Transfer Agent, only those shares held directly at the Transfer Agent may apply toward the right of accumulation.  You may aggregate shares that you own and that are currently owned by family members including spouses, minor children or parents residing at the same address.  Shares held in the name of a nominee or custodian under pension, profit sharing or employee benefit plans may not be combined with other shares to qualify for the right of accumulation.  You must notify the Transfer Agent or your financial intermediary at the time of purchase in order for the right of accumulation to apply.  The Fund is not liable for any difference in purchase price if your financial intermediary fails to notify the Transfer Agent of your intent to exercise your right of accumulation and the Fund reserves the right to modify or terminate this right at any time.

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Reinstatement Privilege.  If you redeem Class A shares of the Fund, and within 60 days purchase and register new Class A shares, you will not pay a sales charge on the new purchase amount.  The amount eligible for this privilege may not exceed the amount of your redemption proceeds.  To exercise this privilege, contact your financial intermediary.

Letter of Intent.  By signing a Letter of Intent (“LOI”), you can reduce your Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of Class A shares.  Any Class A shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of distributions do not apply toward fulfillment of the LOI.  Shares equal to 5.00% of the amount of the LOI will be held in escrow during the 13-month period.  If at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.

Investments of $1,000,000 or More.  There is no initial sales charge on a lump sum Class A share purchase of $1,000,000 or more, nor on any purchase into a Class A account with an accumulated value of $1,000,000 or more.  However, if you have taken advantage of this waiver and redeem your shares within 18 months of purchase, there is a conditional deferred sales charge (a “CDSC”) of 1.00% imposed on such shares based on the lesser of original cost or current market value.  However, the CDSC will not apply if you are otherwise entitled to a waiver of the initial sales charge as listed in “Initial Sales Charge Waivers” below.  Also, the CDSC will not apply if you are entitled to a waiver as listed in “Contingent Deferred Sales Charges Waivers,” below.

Redemptions Within One Year of Purchase.  Class C shares redeemed within one year of purchase are subject to a CDSC of 1%.

Initial Sales Charge Waivers.  Sales charges for Class A shares may be waived under certain circumstances for some investors or for certain purchases.  You will not have to pay a sales charge on purchases of Class A shares if:

•	you are an affiliate of the Adviser or any of its or the Fund’s officers, directors, trustees, Sub-Advisers, employees or retirees;

•	you are a registered representative of any broker-dealer authorized to sell Fund shares, subject to the internal policies and procedures of the broker-dealer;

•
you are a member of the immediate families of any of the foregoing (i.e., parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons);

•	you are a fee-based registered investment adviser, financial planner, bank trust department or registered broker-dealer and are purchasing shares on behalf of your customers;

•	you are a government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

•
you are purchasing shares for retirement (not including IRA accounts) and deferred compensation plans and the trusts used to fund such plans (including, but not limited to, those defined in Sections 401(k), 403(b) and 457 of the Code, and “rabbi trusts”), for which an affiliate of the Adviser acts as trustee or administrator;

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•	you are purchasing shares for a 401(k), 403(b) and 457 plans, and profit sharing and pension plans that invest $1 million or more or have more than 100 participants; or

•	you are an individual on certain accounts under investment programs managed by the Adviser.

Class A shares are sold to affiliates of the Adviser and the Fund’s officers, directors and trustees without a sales charge because […].

If you invest in Class A shares, it is your responsibility or the responsibility of your financial advisor or financial institution to ensure that you obtain the proper breakpoint discount. Accordingly, to receive the appropriate reduction in your Class A sales charge, you must let your financial advisor, financial institution or shareholder services representative, as applicable, know at the time you purchase shares that you qualify for such a reduction.  You may be asked to provide account statements or other information regarding your related accounts or related accounts of your immediate family in order to verify your eligibility for a reduced sales charge.  If the appropriate party is not notified that you are eligible for a reduced sales charge, they will be unable to ensure that the reduction is applied to your account. Sales charges will not be applied to shares purchased by reinvesting distributions.

If you would like information about sales charge waivers, call your financial representative or contact the Fund at [toll-free number].  Additionally, the information provided in this section is available on the Fund’s website at [fund website].

Contingent Deferred Sales Charge Waivers.  For Class A shares, a CDSC is imposed on shares purchased at the $1,000,000 breakpoint (as described in “Sales Charge on Class A Shares,” above) that are redeemed within 18 months of purchase.  In the case of a partial redemption, the first shares redeemed are any reinvested shares.  After that, shares are always redeemed on a “first in first out” (“FIFO”) basis. If the first shares redeemed have been held for longer than 18 months from the date of purchase, then no sales charge is imposed on the redemption.  The sales charge is imposed on a lot by lot basis on the market value or initial purchase price, whichever is lower.  This deferred sales charge may be waived under certain circumstances such as:

•	death or disability of the shareholder;
•	shares redeemed to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC);
•	shares redeemed by the Fund due to low balance or other reasons;
•	shares redeemed in accordance with the Fund’s Systematic Withdrawal Plan (“SWP”); and
•	other circumstances under the Adviser’s discretion.

If you would like information about sales charge waivers, call your financial representative or contact the Fund at [toll-free number].  Information about the Fund’s Class A sales charges is available on the Fund’s website at [fund website].

How to Redeem Shares and Delivery of Redemption Proceeds
You may redeem your Fund shares any day the NYSE is open for regular trading, either directly with the Fund or through your Financial Intermediary.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders.  Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

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The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions
Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder, the Fund or its authorized agents may carry out the instructions and/or respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If the Transfer Agent fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact the Transfer Agent.

Redemption in-Kind
The Fund does not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Fund to satisfy, in-kind, redemption requests of a certain amount.  Specifically, if the amount you are redeeming during any 90-day period is in excess of the lesser of $250,000 or 1% of the net assets of the Fund, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the net assets of the Fund in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.  For federal income tax purposes, redemptions in-kind are taxed in the same manner as redemptions paid in cash.

Tax Matters
Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund, a series of the Trust, intends to qualify and elect to be treated as a RIC under Subchapter M of the Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions.  The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net capital gain for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes.  However, the Fund can give no assurances that its anticipated distributions will be sufficient to eliminate all taxes at the Fund level.

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Furthermore, to qualify as a RIC, the Fund must derive at least 90% of its gross income from qualifying income, which includes (i) dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, and (ii) other income (including but not limited to gains from options, futures or forward contracts) derived with respect to the Fund’s business of investing in such stock, securities, or foreign currencies.  Some Fund investments may produce income that will not qualify as qualifying income for the purposes of this annual gross income requirement (such as income derived with respect to the Subsidiary, which is not repatriated to the Fund in the same taxable year as included in the Fund’s income under subpart F of the Code).  Please see the “Tax Risk ” section of the Prospectus for a discussion of whether income derived from the Subsidiary will be qualifying income for the purposes of qualifying as a RIC.  Additionally, under the Code, the Fund is limited in the value of securities it can hold from any one issuer, including up to 25% of the total value of its assets in the Subsidiary.  The Fund’s investments, including its investment in the Subsidiary, may create a risk that the Fund will fail these source of income and diversification requirements. There can be no assurance that the Fund will satisfy all requirements to be taxed as a RIC.

If the Fund does not qualify as a RIC and is unable to obtain relief from such failure, it would be taxed as a corporation and, in such case, it would be more beneficial for a shareholder to directly own the Fund’s underlying investments rather than indirectly owning the underlying investments through the Fund.  If the Fund fails to distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of capital gain net income for the 12-month period ending on October 31 during such year (reduced by any net ordinary losses, but not below the Fund’s net capital gain for that period), and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax, then the Fund will be subject to a 4% excise tax.

Investment company taxable income generally consists of interest, dividends, net short-term capital gain and net gain from foreign currency transactions, less expenses.  Net capital gain is the excess of net long-term gain from the Fund’s sales or exchanges of capital assets over the net short-term losses from such sales or exchanges, taking into account any capital loss carryforward of the Fund.  The Fund may elect to defer certain losses for tax purposes.  As a new fund, the Fund has no capital loss carryforward and has not deferred any losses.

Distributions of investment company taxable income are taxable to shareholders as ordinary income (for non-corporate shareholders, currently taxed at a maximum rate of 39.6%).  For non-corporate shareholders, to the extent that the Fund’s distributions of investment company taxable income are attributable to and reported as “qualified dividend” income, such income is currently taxable at the reduced federal income tax rates applicable to long-term capital gains, if certain holding period requirements have been satisfied by the shareholder.  In the case of corporate shareholders, a portion of the Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for deduction and the shareholder meets certain holding period requirements.  The aggregate amount so reported to either non-corporate or corporate shareholders cannot, however, exceed the aggregate amount of such dividends received by the Fund for its taxable year.

For non-corporate shareholders, any distributions of net capital gain are taxable to shareholders as long-term capital gain (currently taxed at a maximum rate of 20%) regardless of the length of time shares have been held.  Distributions of net capital gain are not eligible for qualified dividend income treatments or the dividends-received deduction referred to in the previous paragraph.

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Distributions of any investment company taxable income and net capital gain will be taxable as described above, whether received in additional Fund shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are generally includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

Certain individuals, trusts and estates may be subject to a Medicare tax of 3.8% (in addition to regular income tax).  For individuals, the Medicare tax is imposed on the lesser of the taxpayer’s (i) investment income, net of deductions properly allocable to such income or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Fund’s distributions are includable in a shareholder’s investment income for purposes of this Medicare tax.  In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in the shareholder’s investment income for purposes of this Medicare tax.

A sale or redemption of Fund shares, whether for cash or in-kind proceeds, may result in realization of a taxable capital gain or loss.  Gain or loss realized upon a sale or redemption of Fund shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and, if held for one year or less, as short-term capital gain or loss.  Any loss realized upon a sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales, or similar transaction is not counted.  Any loss realized upon a sale or redemption may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the sale or redemption.  If a shareholder’s loss is disallowed under the wash sale rules, the basis of the new shares will be increased to preserve the loss until a future sale or redemption of the shares.

The Fund’s transactions, if any, in options, futures contracts, swaps and other investments may be subject to special provisions of the Code that, among other things, may accelerate recognition of income to the Fund, defer the Fund’s losses, and affect whether capital gain and loss is characterized as long-term or short-term. These provisions could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to “mark-to-market” certain positions (i.e., treat them as if they were closed out). This “mark-to-market” requirement may cause the Fund to recognize income without receiving cash, and the Fund may have difficulty making distributions to its shareholders in the amounts necessary to satisfy the distribution requirements for maintaining the Fund’s status as a RIC and avoiding any income and excise taxes at the Fund level.  Accordingly, the Fund may have to dispose of its investments under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements.

The Fund may invest in MLPs that will be treated for federal income tax purposes as “qualified publicly traded partnerships.”  The income derived from such investments will qualify as qualifying income for purposes of satisfying the source of income requirement for the Fund to maintain its status as a RIC.  However, if an MLP in which the Fund invests does not qualify as a qualified publicly traded partnership (or the MLP is otherwise not treated as a corporation for federal income tax purposes), the Fund must look through to the income generated by the MLP.  Such income may not qualify as qualifying income, and therefore, could adversely affect the Fund’s status as a RIC.

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The MLPs in which the Fund intends to invest are expected to be treated as partnerships for federal income tax purposes, and accordingly, the cash distributions received by the Fund from an MLP may not correspond to the amount of income allocated to the Fund by the MLP in any given taxable year.  If the amount of income allocated to the Fund by an MLP exceeds the amount of cash received by the Fund from such MLP, the Fund may have difficulty making distributions to its shareholders in the amounts necessary to satisfy the distribution requirements for maintaining the Fund’s status as a RIC and avoiding any income and excise taxes at the Fund level. Accordingly, the Fund may have to dispose of its portfolio investments under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements.

If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stock and securities in foreign corporations, the Fund will be eligible to, and may, file an election with the IRS that would enable the Fund’s shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any income taxes paid by the Fund to foreign countries and U.S. possessions.  Pursuant to the election, the Fund would treat those foreign taxes as distributions paid to its shareholders, and each shareholder would be required to (i) include in gross income, and treat as paid by him, his proportionate share of those taxes, (ii) treat his share of those taxes and of any distribution paid by the Fund that represents income from foreign countries or U.S. possessions as his own income from those sources, and (iii) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, claim the foreign tax credit against his federal income tax.  If the Fund makes this election, the Fund will report to its shareholders shortly after each taxable year their respective share of income from sources within, and taxes paid to, foreign countries and U.S. possessions.  The Code may limit a shareholder’s ability to claim a foreign tax credit.  Shareholders who elect to deduct their portion of the Fund’s foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund may be required to withhold a generally nonrefundable 30% tax on distributions of investment company taxable income paid after December 31, 2013 and distributions of net capital gain and the gross proceeds of a sale, exchange, or redemption of Fund shares paid after December 31, 2016 to (i) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other things, and (ii) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other things.  The scope of the Fund’s withholding obligations under FATCA remains unclear until final Treasury Regulations are issued.  This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary.  You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

Except in the case of certain exempt shareholders, if a shareholder does not furnish the Fund with its correct Social Security or Taxpayer Identification Number and certain certifications or the Fund receives notification from the Internal Revenue Service requiring backup withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds at a rate of 28% for U.S. residents.

Foreign taxpayers (including nonresident aliens) are generally subject to a flat withholding rate of 30% on U.S.-source income.  This withholding rate may be lower under the terms of a tax convention.

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Wholly-Owned Subsidiary
A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income tax unless it is deemed to be engaged in a U.S. trade or business.  However, the Code provides a safe harbor (the “Safe Harbor”) pursuant to which a foreign corporation (other than a dealer in stocks, securities, commodities or derivatives) will not be deemed to be engaged in a U.S. trade or business as a result of trading securities or commodities for its own account within the United States.  Additionally, pursuant to proposed regulations, a foreign corporation (other than a dealer in stocks, securities, commodities or derivatives) that effects within the U.S. transactions in derivatives (including (i) derivatives based upon stocks, securities and certain commodities, and (ii) certain notional principal contracts based upon an interest rate, equity or certain commodities and currencies) for its own account is not deemed to be engaged in a U.S. trade or business.  Although the proposed regulations are not final, the IRS has indicated in the preamble to the proposed regulations that for periods prior to the effective date of the proposed regulations, foreign corporations may take any reasonable position with respect to the application of the Safe Harbor to derivatives, and that a position consistent with the proposed regulations will be considered a reasonable position.

The Subsidiary intends to operate so as to meet the requirements of the Safe Harbor and, hence, not be engaged in a U.S. trade or business.  Assuming that the Subsidiary is not deemed to be engaged in the conduct of a U.S. trade or business, the Subsidiary should not be subject to U.S. federal income tax on gains derived from the sale or exchange of securities, commodities or derivatives,  provided, as is anticipated, that the Fund does not acquire any securities that are considered “U.S. real property interests.”  However, no assurance can be given that the Subsidiary will not be deemed to be engaged in the conduct of a U.S. trade or business.  If the Subsidiary were so considered, then the Subsidiary would be subject to regular U.S. corporate taxation in respect of its net income considered to be effectively connected with such trade or business.  In addition to the income tax on income effectively connected with a U.S. trade or business, the Fund would also be subject to a 30% branch profits tax on its “effectively connected” earnings that are not considered to have been reinvested in a U.S. trade or business, and to a 30% branch-level interest tax generally with respect to certain interest allowable as a deduction in computing its net “effectively connected” income.

Although the Subsidiary is not expected to be subject to U.S. federal income tax on a net income basis, income derived by the Subsidiary may be subject to withholding taxes imposed by the U.S.  In general, a foreign corporation is subject to withholding tax at a flat rate of 30% on the gross amount of certain U.S.-source income (such as interest and dividends) which is not effectively connected to a U.S. trade or business conducted by the foreign corporation.  There is currently no tax treaty between the United States and the Cayman Islands that would lower the rate of this withholding tax rate.  Certain types of income are specifically exempted from this withholding tax, such as short-term and long-term U.S.-source capital gains and portfolio interest (as defined under the Code).

The Subsidiary will be wholly-owned by the Fund.  A U.S. person who owns (directly, indirectly or constructively) 10% or more of the total combined voting power of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the controlled foreign corporation (“CFC”) provisions of the Code.  A foreign corporation is a CFC if, on any day of its taxable year, more than 50% of the voting power or value of its stock is owned (directly, indirectly or constructively) by “U.S. Shareholders.”  Because the Fund is a U.S. person that will own all of the stock of the Subsidiary, the Fund will be a “U.S. Shareholder” and the Subsidiary will be a CFC.  As a “U.S. Shareholder,” the Fund will be required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s “subpart F income” (defined, in part, below), whether or not such income is distributed by the Subsidiary.  It is expected that all of the Subsidiary’s income will be “subpart F income.”  “Subpart F income” generally includes interest, original issue discount, dividends, net gain from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives.  “Subpart F income” also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities.  The Fund’s recognition of the Subsidiary’s “Subpart F income” will increase the Fund’s tax basis in the Subsidiary.  Distributions made by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “Subpart F income,” and will correspondingly reduce the Fund’s tax basis in the Subsidiary.  “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income.

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In general, each “U.S. Shareholder” is required to file IRS Form 5471 with its U.S. federal income tax (or information) returns providing information about its ownership of the CFC.  In addition, a “U.S. Shareholder” may in certain circumstances be required to report a disposition of shares in the Subsidiary by attaching IRS Form 5471 to its U.S. federal income tax (or information) return that it would normally file for the taxable year in which the disposition occurs.  In general, these filing requirements will apply to shareholders of the Fund if the shareholder is a U.S. person who owns (directly, indirectly or constructively within the meaning of Sections 958(a) and (b) of the Code) 10% or more of the total combined voting power of all classes of voting stock of a foreign corporation that is a CFC for an uninterrupted period of 30 days or more during any tax year of the foreign corporation, and who owned that stock on the last day of that year.  The Fund will notify any shareholder that exceeds this 10% threshold during the taxable year.

The Subsidiary intends to comply with the provisions of FATCA to avoid being subject to the 30% FATCA withholding tax on “withholdable payments” received by the Subsidiary after December 31, 2013.

This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations to a particular investor.  You are urged to consult your own tax adviser.

Distributions
The Fund will generally receive income primarily in the form of dividends and interest earned on its investments in securities and, potentially in the case of income derived through the Subsidiary, subpart F income.  This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be distributed to the Fund’s shareholders.

The amount of the Fund’s distributions is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board of Trustees.  The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Fund may also realize capital gains or losses in connection with sales or other dispositions (either actual or deemed) of its portfolio securities.  Any net gain that the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any capital loss carryforward), although a distribution from capital gains, will be distributed to shareholders with and as a part of the distributions of net investment income giving rise to ordinary income.  If during any year the Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital loss carryforward) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time that the shares may have been held by the shareholders.  Net capital losses of the Fund may be carried over indefinitely, and will generally retain their character as short-term or long-term capital losses.  For more information concerning applicable capital gains tax rates, please consult your tax adviser.

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Any distribution paid by the Fund reduces that Fund’s NAV per share on the date paid by the amount of the distribution per share.  Accordingly, a distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Distributions will be reinvested in additional shares of the Fund unless the shareholder has otherwise indicated.  Shareholders have the right to change their elections with respect to the reinvestment of distributions by notifying the Transfer Agent in writing.  However, any such change will be effective only as to distributions for which the record date is five or more business days after the Transfer Agent has received the written request.

Cost Basis Reporting
The Fund is required to report to the IRS the cost basis of Fund shares (“covered shares”) when a shareholder sells or redeems such shares.  These requirements do not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA (“non-covered shares”).  The Fund is not required to determine or report a shareholder’s cost basis in non-covered shares and is not responsible for the accuracy and reliability of any information provided for non-covered shares.

The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions.  Cost basis is used to determine whether the sale or redemption of a share results in a gain or loss.  If you sell or redeem shares during any year, then the Fund will report the gain or loss, cost basis, and holding period of such shares to the IRS and you on Consolidated Form 1099.

A cost basis method is the method by which the Fund determines which specific shares are deemed to be sold or redeemed when a shareholder sells or redeems less than its entire holding of Fund shares and has made multiple purchases of Fund shares on different dates at differing net asset values.  If a shareholder does not affirmatively elect a cost basis method, the Fund will use the average cost method, which averages the basis of all Fund shares in an account regardless of holding period, and shares sold or transferred are deemed to be those with the longest holding period first.  Each shareholder may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in its shares.  The default cost basis method applied by the Fund or the alternate method elected by a shareholder may not be changed after the settlement date of a sale or redemption of Fund shares.

If you hold Fund shares through a financial intermediary (or another nominee), please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

Financial Statements
As the Fund has recently commenced operations, there are no financial statements available at this time.  Shareholders of the Fund will be informed of the Fund’s progress through periodic reports when those reports become available.  Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

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APPENDIX A - RATINGS DEFINITIONS

Standard & Poor’s Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term.  Short-term ratings are generally assigned to those obligations considered short-term in the relevant market.  In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper.  Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations.  The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.  Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

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D
A short-term obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the due date, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five days will be treated as five business days.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

SPUR (Standard & Poor’s Underlying Rating)
A SPUR rating is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it.  These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue.  Standard & Poor’s maintains surveillance of an issue with a published SPUR.

Dual Ratings
Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’).  With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

The analyses, including ratings, of Standard & Poor’s and its affiliates (together Standard & Poor’s) are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions.  Standard & Poor’s assumes no obligation to update any information following publication.  Users of ratings or other analyses should not rely on them in making any investment decision.  Standard &Poor’s opinions and analyses do not address the suitability of any security. Standard & Poor’s does not act as a fiduciary or an investment advisor except where registered as such.  While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.  Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers (Currently applied and/or outstanding)

Standard & Poor’s assigns qualifiers to ratings when appropriate.  This section details active and inactive qualifiers.

L
Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p
This suffix is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation.  The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only.  The ‘p’ suffix will always be used in conjunction with the ‘i’ suffix, which addresses likelihood of receipt of interest.  For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

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i
This suffix is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation.  The ‘i’ suffix indicates that the rating addresses the interest portion of the obligation only.  The ‘i’ suffix will always be used in conjunction with the ‘p’ suffix, which addresses likelihood of receipt of principal.  For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi
Ratings with a ‘pi’ suffix are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain.  They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a ‘pi’ suffix.  Ratings with a ‘pi’ suffix are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

preliminary

Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below.  Assignment of a final rating is conditional on the receipt by Standard & Poor’s of appropriate documentation.  Standard & Poor’s reserves the right not to issue a final rating.  Moreover, if a final rating is issued, it may differ from the preliminary rating.

—	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.
—
Preliminary ratings are assigned to Rule 415 Shelf Registrations.  As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies

—
Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor.  Preliminary ratings may also be assigned to the obligors.  These ratings consider the anticipated general credit quality of the reorganized or postbankruptcy issuer as well as attributes of the anticipated obligation(s).

—
Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor’s opinion, documentation is close to final.  Preliminary ratings may also be assigned to these entities’ obligations.

—
Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited.  The preliminary rating may be assigned to the entity and to its proposed obligation(s).  These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event.  Should the transformative event not occur, Standard & Poor’s would likely withdraw these preliminary ratings.

—	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

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sf
The (sf) suffix is assigned to all issues and issuers to which a regulation, such as the European Union Regulation on Credit Rating Agencies, requires the assignment of an additional symbol which distinguishes a structured finance instrument or obligor (as defined in the regulation) from any other instrument or obligor.  The addition of this suffix to a credit rating does not change the definition of that rating or our opinion about the issue’s or issuer’s creditworthiness.

t
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited
Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Inactive Qualifiers

Inactive qualifiers are no longer applied or outstanding.

*
This symbol indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.  Discontinued use in August 1998.

c
This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.  Discontinued use in January 2001.

G
The letter “G” following the rating symbol when a fund’s portfolio consists primarily of direct U.S. Government securities.

pr
The letters ‘pr’ indicate that the rating is provisional.  A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

q
A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information.  Discontinued use in April 2001.

r
The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating.  The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks.  Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

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Local Currency and Foreign Currency Ratings

Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

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Moody’s Credit Rating Definitions

Purpose
The system of rating securities was originated by John Moody in 1909.  The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which future relative creditworthiness of securities may be gauged.

Rating Symbols
Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same.  There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating
Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating
The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change.  For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue.  Such rating change should serve notice that Moody’s observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen.  While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings.  Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

Limitations to Uses of Ratings*
Obligations carrying the same rating are not claimed to be of absolutely equal credit quality.  In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

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As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations.  For example, they have no value in forecasting the direction of future trends of market price.  Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc.  During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to “attractiveness”.  The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgments about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at “worst” possibilities in the “visible” future, rather than solely at the past record and the status of the present.  Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody’s ratings are not made with these bank regulations in mind.  Moody’s Investors Service’s own judgment as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody’s ratings.

Moody’s ratings represent the opinion of Moody’s Investors Service as to the relative creditworthiness of securities.  As such, they should be used in conjunction with the descriptions and statistics appearing in Moody’s publications.  Reference should be made to these statements for information regarding the issuer.  Moody’s ratings are not commercial credit ratings.  In no case is default or receivership to be imputed unless expressly stated.

*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.  Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term Obligation Ratings

Moody’s assigns ratings to long-term and short-term financial obligations.  Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.  Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

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P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

The following table indicates the long-term ratings consistent with different short-term ratings when such long-term ratings exist.

SHORT-TERM VS. LONG-TERM RATINGS

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Fitch’s National Credit Ratings

For those countries in which foreign and local currency sovereign ratings are below ‘AAA’, and where there is demand for such ratings, Fitch Ratings will provide National Ratings.  It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned.  Under this rating scale, a ‘AAA’ Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country.  Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments.  It is not related to the rating scale of any other national market.  Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading.  Consequently they are identified by the addition of a special identifier for the country concerned, such as ‘AAA(arg)’ for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature.  In these countries, the agency’s National Rating definitions may be substituted by the regulatory scales.  For instance, Fitch’s National Short Term Ratings of ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g. ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on Fitch’s regional websites to determine if any additional or alternative category definitions apply.

Limitations of the National Rating Scale

Specific limitations relevant to National Rating scale include:

•	National scale ratings are only available in selected countries.
•
National scale ratings are only directly comparable with other national ratings in the same country.  There is a certain correlation between national and global ratings but there is not a precise translation between the scales.  The implied probability of default of a given national scale rating will vary over time.

•
The value of default studies for national ratings can be limited.  Due to the relative nature of national scales, a given national scale rating is not intended to represent a fixed amount of default risk over time.  As a result, a default study using only national ratings may not give an accurate picture of the historical relationship between ratings and default risk.  Users should exercise caution if they wish to infer future default probabilities for national scale ratings using the historical default experience with international ratings and mapping tables to link the national and international ratings.  As with ratings on any scale, the future will not necessarily follow the past.

•
Fitch attaches less confidence to conclusions about national scale default probabilities than for International Credit ratings.  There has not been a comprehensive global study of default history among entities with national scales to show that their ex-post default experience has been consistent with ex-ante probabilities implied.  This is due to the relatively short history of ratings in emerging markets and the restrictive relative nature of the national scales.

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The above list is not exhaustive, and is provided for the reader’s convenience.  Readers are requested to review the section Understanding Credit Ratings — Limitations and Usage for further information on the limitations of the agency’s ratings.

National Short-Term Credit Ratings

F1(xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country.  Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx)
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD:  Restricted default
Indicates an entity that as defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

D(xxx)
Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO international country code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies.  For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category.  Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

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LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

—	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

—	Nature of and provisions of the obligation;

—
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA
An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics.  ‘BB’ indicates the least degree of speculation and ‘C’ the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

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B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C
A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.  Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the due date, unless Standard & Poor’s believes that such payments will be made within five business days, irrespective of any grace period.  The ‘D’ rating  also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.  An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

See active and inactive qualifiers following Standard & Poor’s Short-Term Issue Credit Ratings beginning on page A-3.

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Moody’s Long-Term Obligation Ratings

Long-Term Obligation Ratings

Moody’s assigns ratings to long-term and short-term financial obligations.  Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.  Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

Moody’s Long-Term Rating Definitions:

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aaa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.  Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

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* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs.  Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment.  Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

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Fitch’s National Long-Term Credit Ratings

AAA(xxx)
‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country.  This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)
‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country.  The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx)
‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country.  However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx)
‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country.  However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)
‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country.  Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)
‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country.  Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment.  For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx)
‘CCC’ National Ratings denote that default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx)
‘CC’ National Ratings denote that default of some kind appears probable.

C(xxx)
‘C’ National Ratings denote that default is imminent.

RD:  Restricted default.
“RD” ratings indicated that an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business.  This would include:

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•	a. the selective payment default on a specific class or currency of debt;
•
b.  the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

•	c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations either in series or in parallel; or
•	d. execution of a distressed debt exchange on one or more material financial obligations.

D(xxx)
‘D’ National Ratings denote an issuer or instrument that is currently in default.

Notes to Long-Term and Short-Term National Ratings:
The ISO International country code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies.  For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category.  Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

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MUNICIPAL NOTE RATINGS

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes.  Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

—	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

—	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

See active and inactive qualifiers following Standard & Poor’s Short-Term Issue Credit Ratings  beginning on page A-3.

Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Obligation Ratings

While the global short-term ‘prime’ rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating.  Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

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MIG 1
This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”).  The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale.  The rating transitions on the VMIG scale, as shown in the diagram below, differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1
This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

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US MUNICIPAL SHORT-TERM VS. LONG-TERM RATINGS

*For SBPA-backed VRDBS. The rating transitions are higher to allow for distance to downgrade to below-investment grade due to the presence of automatic termination events in the SBPAs

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TRUST FOR PROFESSIONAL MANAGERS
PART C

AURORA HORIZONS FUND

OTHER INFORMATION

Item 28.    Exhibits.

(a)			Declaration of Trust.
	(1)	(i)
Amended and Restated Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A with the SEC on April 18, 2008, and is incorporated by reference.

(ii)
Amended and Restated Declaration of Trust was previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(b)			Amended and Restated By-Laws.
	(1)		Previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.
(c)			Instruments Defining Rights of Security Holders are incorporated by reference to the Declaration of Trust and Bylaws.
(d)			Investment Advisory Agreements.
	(1)		Investment Advisory Agreement – To Be Filed By Amendment.
	(2)		Investment Sub-Advisory Agreements – To Be Filed By Amendment.
(e)			Underwriting Agreement – To Be Filed By Amendment.
(f)			Bonus or Profit Sharing Contracts – Not Applicable.
(g)			Custody Agreement – To Be Filed By Amendment.
(h)			Other Material Contracts.
	(1)		Fund Administration Servicing Agreement – To Be Filed By Amendment.
	(2)		Transfer Agent Servicing Agreement – To Be Filed By Amendment.
	(3)		Fund Accounting Servicing Agreement – To Be Filed By Amendment.
(4)
Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 289 to its Registration Statement on Form N-1A with the SEC on February 15, 2012, and is incorporated by reference.

	(5)		Operating Expenses Limitation Agreement – To Be Filed By Amendment.
(i)			Legal Opinions.
	(1)		Opinion and Consent of Counsel – To Be Filed By Amendment.
(j)			Other Opinions.
	(1)		Consent of Independent Registered Public Accounting Firm – Not Applicable.
(k)			Omitted Financial Statements – Not Applicable.
(l)			Agreement Relating to Initial Capital.
	(1)		Previously filed with Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on December 19, 2003, and is incorporated by reference.
(m)			Rule 12b-1 Plan – To Be Filed By Amendment.
(n)			Rule 18f-3 Plan – To Be Filed By Amendment.

(o)		Reserved.
(p)		Code of Ethics.
(1)
Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 322 to its Registration Statement on Form N-1A with the SEC on June 26, 2012, and is incorporated by reference.

	(2)	Code of Ethics for Fund and Adviser – To Be Filed By Amendment.
	(3)	Code of Ethics for Principal Underwriter – To Be Filed By Amendment.
	(4)	Code of Ethics for Sub-Advisers – To Be Filed By Amendment.

Item 29.    Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.    Indemnification

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.    Business and Other Connections of Investment Adviser

Aurora Investment Management, LLC (the “Adviser”) serves as the investment adviser for Aurora Horizons Fund (the “Fund”).  The principal business address of the Adviser is 300 North LaSalle, 52nd Floor, Chicago, Illinois, 60654.  With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), and dated October 3, 2012.  The Form ADV for the Adviser and Sub-Advisers may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 32.    Principal Underwriter.

(a)           NGAM Distribution, L.P., the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Natixis Funds Trust I
Natixis Funds Trust II
Natixis Funds Trust IV
Loomis Sayles Funds I
Loomis Sayles Funds II
Hansberger International Series
Gateway Trust

2

(b)           The general partner and officers of the Registrant’s principal underwriter, NGAM Distribution, L.P., and their addresses are as follows:

Name	Positions and Offices with Principal Underwriter	Positions and Offices with Registrant
NGAM Distribution Corporation	General Partner	None
David L. Giunta	President and Chief Executive Officer	President and Chief Executive Officer
Coleen Downs Dinneen	Executive Vice President, General Counsel, Secretary and Clerk	Secretary, Clerk and Chief Legal Officer
Russell Kane	Senior Vice President, Deputy General Counsel, Assistant Secretary, Assistant Clerk and Chief Compliance Officer for Mutual Funds	Chief Compliance Officer, Anti-Money Laundering Officer and Assistant Secretary
Michael C. Kardok	Senior Vice President	Treasurer, Principal Financial and Accounting Officer
Anthony Loureiro	Senior Vice President, Chief Compliance Officer-Broker-Dealer and Anti-Money Laundering Compliance Officer	None
Beatriz Pina Smith	Executive Vice President, Treasurer and Chief Financial Officer	None
Marilyn Rosh	Senior Vice President and Controller	None
Josh Bogen	Executive Vice President	None
Matthew Coldren	Executive Vice President	None
Mark Doyle	Executive Vice President	None
Robert Hussey	Executive Vice President	None
Dan Santaniello	Executive Vice President	None
Sharon Wratchford	Executive Vice President	None
John Bearce	Senior Vice President	None
William Butcher	Senior Vice President	None
Claudine Ciccia	Senior Vice President	None
James Cove	Senior Vice President	None
Joe Duffey	Senior Vice President	None
Dineen Dusablon	Senior Vice President	None
Tracey Flaherty	Senior Vice President	None
Alaine Giampapa	Senior Vice President	None
David Goodsell	Senior Vice President	None
Marina Gross	Senior Vice President	None
Dana Hartwell	Senior Vice President	None
Tom Huddleston	Senior Vice President	None
Sean Kane	Senior Vice President	None
Jeff Keselman	Senior Vice President	None
David Lafferty	Senior Vice President	None
Ted LeClair	Senior Vice President	None
Rosa Licea-Mailloux	Senior Vice President	None
Dan Lynch	Senior Vice President	None
Cyndi Lyons	Senior Vice President	None
Robert Lyons	Senior Vice President	None
Ian MacDuff	Senior Vice President	None
Timothy Maher	Senior Vice President	None
Megan Marquez	Senior Vice President	None
Marla McDougall	Senior Vice President	None
Shylaja Nathan	Senior Vice President	None
Peter Olson	Senior Vice President	None
Maureen O’Neill	Senior Vice President	None
Stacie Paoletti	Senior Vice President	None
Daniel Price	Senior Vice President	None
Elizabeth Puls-Burns	Senior Vice President	None
David Vallon	Senior Vice President	None
Laura Verville	Senior Vice President	None
Leslie Walstrom	Senior Vice President	None
Susannah Wardly	Senior Vice President	None

(c)           Not Applicable.

Item 33.                      Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Aurora Investment Management, LLC 300 North LaSalle, 52nd Floor Chicago, Illinois, 60654
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	NGAM Distribution, L.P. 399 Boylston Street Boston, MA 02116

Item 34.                      Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.                      Undertakings

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.
SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 353 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 11th day of January, 2013.

TRUST FOR PROFESSIONAL MANAGERS

By:  /s/ John P. Buckel
John P. Buckel
Vice President, Treasurer and Principal Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 353 to its Registration Statement has been signed below on January 11, 2013 by the following persons in the capacities indicated.

Signature	Title
Joseph C. Neuberger* Joseph C. Neuberger	Chairperson, President and Trustee
Dr. Michael D. Akers* Dr. Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
Jonas B. Siegel* Jonas B. Siegel	Independent Trustee
* By           /s/ John Buckel
John Buckel
*Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 289 to its Registration Statement on Form N-1A with the SEC on February 15, 2012, and is incorporated by reference.